Report of Independent Registered Public Accounting Firm
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ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS
As of July 31, 2022 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Debt Securities
Angola (Cost $8,645,687)
Angola (Rep of), 8.250%, 05/09/2028		1,105,000	$925,570	0.17
Angola (Rep of), 8.000%, 11/26/2029		1,471,000	1,176,968	0.22
Angola (Rep of), 8.750%, 04/14/2032		794,000	641,123	0.12
Angola (Rep of), 9.375%, 05/08/2048		3,507,000	2,704,023	0.50
Angola (Rep of), 9.125%, 11/26/2049		2,354,000	1,794,925	0.33
			7,242,609	1.34
Argentina (Cost $19,525,023)
Argentina (Rep of), 1.000%, 07/09/2029		1,727,840	403,171	0.07
Argentina (Rep of), (Step to 0.750% on 07/09/2023), 0.500%, 07/09/2030[2]		15,796,451	3,717,046	0.69
Argentina (Rep of), (Step to 3.625% on 07/09/2023), 1.500%, 07/09/2035[2]		11,747,271	2,598,338	0.48
Argentina (Rep of), (Step to 4.250% on 07/09/2023), 3.875%, 01/09/2038[2]		2,172,373	609,483	0.11
Argentina (Rep of), (Step to 4.875% on 07/09/2029), 3.500%, 07/09/2041[2]		4,573,926	1,198,080	0.22
YPF S.A., (Step to 9.000% on 01/01/2023), 4.000%, 02/12/2026[2]		770,000	608,300	0.11
YPF S.A., (Step to 9.000% on 01/01/2023), 2.500%, 06/30/2029[2]		3,500,000	1,941,461	0.36
			11,075,879	2.04
Azerbaijan (Cost $3,239,439)
Southern Gas Corridor CJSC, 6.875%, 03/24/2026		1,941,000	2,033,594	0.38
State Oil Co. of the Azerbaijan Republic, 6.950%, 03/18/2030		961,000	932,170	0.17
			2,965,764	0.55
Bahrain (Cost $2,652,803)
Bahrain (Rep of), 7.500%, 09/20/2047		684,000	577,775	0.11
Oil and Gas Holding (The) Co. BSCC, 7.625%, 11/07/2024		937,000	943,456	0.17
Oil and Gas Holding (The) Co. BSCC, 8.375%, 11/07/2028		750,000	754,363	0.14
			2,275,594	0.42
Brazil (Cost $57,354,918)
Banco do Brasil S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 4.398%), 6.250%, 04/15/2024[3]		5,595,000	4,996,335	0.92
Brazil (Rep of), 4.250%, 01/07/2025		1,280,000	1,285,213	0.24
Brazil (Rep of), 6.000%, 04/07/2026		830,000	882,750	0.16
Brazil (Rep of), 4.625%, 01/13/2028		820,000	800,063	0.15
Brazil (Rep of), 8.250%, 01/20/2034		607,000	695,912	0.13
Brazil (Rep of), 5.000%, 01/27/2045		1,451,000	1,152,317	0.21
Brazil (Rep of), 5.625%, 02/21/2047		739,000	626,941	0.12
Brazil Letras do Tesouro Nacional, 0.000%, 07/01/2023[4]	BRL	47,948,000	8,232,042	1.52
Brazil Letras do Tesouro Nacional, 0.000%, 01/01/2024[4]	BRL	101,160,000	16,366,723	3.02
Brazil Letras do Tesouro Nacional, 0.000%, 07/01/2025[4]	BRL	220,000	29,968	0.01

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2022 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Brazil (continued)
Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/2031	BRL	3,075,000	$509,395	0.09
Oi S.A., 10.000%, 07/27/2025[5]		21,604,000	10,234,173	1.89
			45,811,832	8.46
Chile (Cost $14,265,475)
Bonos de la Tesoreria de la Republica en pesos, 5.000%, 10/01/2028[6]	CLP	1,320,000,000	1,332,463	0.25
Chile (Rep of), 2.750%, 01/31/2027		473,000	450,306	0.08
Chile (Rep of), 3.240%, 02/06/2028		493,000	475,095	0.09
Chile (Rep of), 2.550%, 07/27/2033		547,000	465,601	0.09
Chile (Rep of), 3.100%, 05/07/2041		1,264,000	997,541	0.18
Chile (Rep of), 3.500%, 01/25/2050		1,012,000	809,314	0.15
Chile (Rep of), 3.100%, 01/22/2061		1,327,000	945,567	0.17
Corp. Nacional del Cobre de Chile, 5.625%, 10/18/2043		1,209,000	1,228,358	0.23
Corp. Nacional del Cobre de Chile, 4.875%, 11/04/2044		390,000	363,388	0.07
Corp. Nacional del Cobre de Chile, 4.500%, 08/01/2047		368,000	325,971	0.06
Corp. Nacional del Cobre de Chile, 4.375%, 02/05/2049		779,000	680,286	0.13
Corp. Nacional del Cobre de Chile, 3.150%, 01/15/2051		446,000	324,024	0.06
Empresa de Transporte de Pasajeros Metro S.A., 4.700%, 05/07/2050		1,581,000	1,312,315	0.24
Empresa Nacional del Petroleo, 3.750%, 08/05/2026		730,000	677,075	0.12
Empresa Nacional del Petroleo, 4.500%, 09/14/2047		1,207,000	885,636	0.16
			11,272,940	2.08
China (Cost $90,158,797)
Central China Real Estate Ltd., 6.875%, 08/08/2022		1,810,000	1,725,248	0.32
Central China Real Estate Ltd., 7.650%, 08/27/2023		3,520,000	1,229,772	0.23
Central China Real Estate Ltd., 7.750%, 05/24/2024		4,550,000	1,359,349	0.25
CFLD Cayman Investment Ltd., 9.000%, 07/31/2021[7,8]		6,142,000	399,230	0.07
CFLD Cayman Investment Ltd., 6.900%, 01/13/2023		5,000,000	373,905	0.07
China (Rep of), 2.680%, 05/21/2030	CNY	8,920,000	1,311,731	0.24
China (Rep of), 2.750%, 02/17/2032	CNY	16,430,000	2,429,392	0.45
China (Rep of), 3.720%, 04/12/2051	CNY	10,720,000	1,708,024	0.32
China Evergrande Group, 8.250%, 03/23/2022[7,8]		2,680,000	225,368	0.04
China Evergrande Group, 11.500%, 01/22/2023		3,600,000	297,000	0.05
China Evergrande Group, 7.500%, 06/28/2023		10,500,000	873,096	0.16
China Evergrande Group, 10.500%, 04/11/2024		2,300,000	196,650	0.04
China Evergrande Group, 8.750%, 06/28/2025		3,150,000	269,325	0.05
Fantasia Holdings Group Co. Ltd., 15.000%, 12/18/2021[7,8]		4,515,000	366,775	0.07
Fantasia Holdings Group Co. Ltd., 7.950%, 07/05/2022[8]		5,635,000	441,289	0.08
Fantasia Holdings Group Co. Ltd., 12.250%, 10/18/2022		1,189,000	94,382	0.02
Fantasia Holdings Group Co. Ltd., 10.875%, 01/09/2023		2,175,000	172,660	0.03
Kaisa Group Holdings Ltd., 11.250%, 04/09/2022[8]		1,260,000	125,936	0.02
Kaisa Group Holdings Ltd., 8.500%, 06/30/2022[8]		4,150,000	414,789	0.08
Kaisa Group Holdings Ltd., 11.950%, 10/22/2022		1,300,000	133,250	0.02

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2022 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
China (continued)
Kaisa Group Holdings Ltd., 11.500%, 01/30/2023		2,270,000	$232,675	0.04
Kaisa Group Holdings Ltd., 10.875%, 07/23/2023		2,900,000	288,370	0.05
Kaisa Group Holdings Ltd., 9.375%, 06/30/2024[7]		3,350,000	328,118	0.06
Kaisa Group Holdings Ltd., 11.700%, 11/11/2025[7]		2,400,000	228,000	0.04
Kaisa Group Holdings Ltd., 11.650%, 06/01/2026		1,300,000	127,322	0.02
KWG Group Holdings Ltd., 6.000%, 09/15/2022		1,705,000	418,151	0.08
Scenery Journey Ltd., 11.500%, 10/24/2022		4,000,000	190,167	0.04
Scenery Journey Ltd., 12.000%, 10/24/2023		1,880,000	89,300	0.02
Scenery Journey Ltd., 13.750%, 11/06/2023[7]		500,000	25,000	—
Sinopec Group Overseas Development 2012 Ltd., 4.875%, 05/17/2042		710,000	702,795	0.13
Sinopec Group Overseas Development 2018 Ltd., 2.700%, 05/13/2030		1,180,000	1,094,121	0.20
Sinopec Group Overseas Development 2018 Ltd., 3.350%, 05/13/2050		231,000	175,825	0.03
Sunac China Holdings Ltd., 7.250%, 06/14/2022[8]		3,157,000	376,719	0.07
Sunac China Holdings Ltd., 7.950%, 08/08/2022		3,200,000	353,529	0.07
Sunac China Holdings Ltd., 8.350%, 04/19/2023[7]		1,855,000	204,845	0.04
Sunac China Holdings Ltd., 7.950%, 10/11/2023[7]		3,700,000	462,500	0.09
Yuzhou Group Holdings Co. Ltd., 7.813%, 01/21/2023		1,000,000	71,250	0.01
Yuzhou Group Holdings Co. Ltd., 8.500%, 02/04/2023[7]		2,425,000	170,276	0.03
Yuzhou Group Holdings Co. Ltd., 9.950%, 06/08/2023[7]		2,595,000	185,542	0.03
Yuzhou Group Holdings Co. Ltd., 6.000%, 10/25/2023[7]		3,065,000	215,200	0.04
Yuzhou Group Holdings Co. Ltd., 7.375%, 01/13/2026		2,013,000	141,370	0.03
Yuzhou Group Holdings Co. Ltd., 6.350%, 01/13/2027		2,440,000	171,358	0.03
Zhenro Properties Group Ltd., 8.700%, 08/03/2022		1,110,000	75,364	0.01
Zhenro Properties Group Ltd., 8.000%, 03/06/2023		488,000	28,473	0.01
Zhenro Properties Group Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 3Y + 13.414%), 14.724%, 03/06/2023[3]		1,360,000	78,200	0.01
Zhenro Properties Group Ltd., 8.300%, 09/15/2023[7]		3,313,000	214,932	0.04
Zhenro Properties Group Ltd., 7.875%, 04/14/2024[7]		1,269,000	82,247	0.02
			20,878,820	3.85
Colombia (Cost $21,772,467)
Colombia (Rep of), 8.125%, 05/21/2024		1,404,000	1,472,579	0.27
Colombia (Rep of), 3.875%, 04/25/2027		1,383,000	1,263,856	0.23
Colombia (Rep of), 7.375%, 09/18/2037		977,000	957,200	0.18
Colombia (Rep of), 6.125%, 01/18/2041		1,771,000	1,484,365	0.27
Colombia (Rep of), 5.625%, 02/26/2044		1,730,000	1,343,584	0.25
Colombia (Rep of), 5.000%, 06/15/2045		344,000	249,933	0.05
Colombia (Rep of), 4.125%, 05/15/2051		783,000	516,473	0.09
Colombian TES, 4.750%, 02/23/2023	COP	16,910,000	1,243,759	0.23
Colombian TES, 10.000%, 07/24/2024	COP	4,248,800,000	975,153	0.18
Colombian TES, 6.250%, 11/26/2025	COP	2,582,700,000	521,578	0.10
Colombian TES, 6.000%, 04/28/2028	COP	5,447,800,000	968,964	0.18
Colombian TES, 7.000%, 03/26/2031	COP	982,900,000	166,224	0.03

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2022 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Colombia (continued)
Colombian TES, 7.250%, 10/18/2034	COP	5,009,900,000	$795,834	0.15
Colombian TES, 6.250%, 07/09/2036	COP	6,516,700,000	916,328	0.17
Colombian TES, 9.250%, 05/28/2042	COP	4,013,600,000	697,055	0.13
Colombian TES, 7.250%, 10/26/2050	COP	2,506,000,000	345,419	0.06
Empresas Publicas de Medellin ESP, 8.375%, 11/08/2027	COP	8,747,000,000	1,568,217	0.29
			15,486,521	2.86
Costa Rica (Cost $1,890,521)
Costa Rica (Rep of), 6.125%, 02/19/2031		1,041,000	999,774	0.18
Costa Rica (Rep of), 5.625%, 04/30/2043		960,000	737,580	0.14
			1,737,354	0.32
Croatia (Cost $2,016,554)
Croatia (Rep of), 6.000%, 01/26/2024		1,894,000	1,953,729	0.36
			1,953,729	0.36
Czech Republic (Cost $9,086,833)
Czech (Rep of), 2.500%, 08/25/2028	CZK	26,480,000	977,444	0.18
Czech (Rep of), 2.750%, 07/23/2029	CZK	78,880,000	2,939,501	0.55
Czech (Rep of), 0.050%, 11/29/2029	CZK	20,170,000	607,699	0.11
Czech (Rep of), 0.950%, 05/15/2030	CZK	1,580,000	50,909	0.01
Czech (Rep of), 1.750%, 06/23/2032	CZK	14,820,000	495,355	0.09
Czech (Rep of), 2.000%, 10/13/2033	CZK	8,260,000	280,399	0.05
Czech (Rep of), 4.200%, 12/04/2036	CZK	6,350,000	265,507	0.05
New World Resources N.V., 8.000%, 04/07/2020[7,8,9]	EUR	1,938,518	—	—
New World Resources N.V., 4.000%, 10/07/2020[7,8,9]	EUR	669,526	—	—
			5,616,814	1.04
Dominican Republic (Cost $18,752,281)
Dominican (Rep of), 5.500%, 01/27/2025		714,000	712,464	0.13
Dominican (Rep of), 6.875%, 01/29/2026		1,331,000	1,374,070	0.25
Dominican (Rep of), 9.750%, 06/05/2026	DOP	29,950,000	533,771	0.10
Dominican (Rep of), 6.000%, 07/19/2028		710,000	683,590	0.13
Dominican (Rep of), 5.500%, 02/22/2029		483,000	447,494	0.08
Dominican (Rep of), 4.875%, 09/23/2032		3,740,000	3,145,292	0.58
Dominican (Rep of), 5.300%, 01/21/2041		1,173,000	915,773	0.17
Dominican (Rep of), 6.850%, 01/27/2045		1,535,000	1,348,326	0.25
Dominican (Rep of), 6.500%, 02/15/2048		569,000	473,635	0.09
Dominican (Rep of), 6.400%, 06/05/2049		553,000	452,837	0.08
Dominican (Rep of), 5.875%, 01/30/2060		7,179,000	5,437,580	1.01
			15,524,832	2.87
Ecuador (Cost $13,679,519)
Ecuador (Rep of), (Step to 6.000% on 07/31/2023), 5.500%, 07/31/2030[2]		1,869,459	1,105,200	0.20
Ecuador (Rep of), (Step to 3.500% on 07/31/2023), 2.500%, 07/31/2035[2,6]		16,577,278	7,496,508	1.39

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2022 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Ecuador (continued)
Ecuador (Rep of), (Step to 2.500% on 07/31/2023), 1.500%, 07/31/2040[2]		3,544,828	$1,450,765	0.27
			10,052,473	1.86
Egypt (Cost $16,145,756)
Egypt (Rep of), 14.138%, 10/20/2022	EGP	6,343,000	333,193	0.06
Egypt (Rep of), 14.313%, 10/13/2023	EGP	9,116,000	472,410	0.09
Egypt (Rep of), 6.588%, 02/21/2028		391,000	270,001	0.05
Egypt (Rep of), 7.600%, 03/01/2029		995,000	688,966	0.13
Egypt (Rep of), 5.875%, 02/16/2031		1,310,000	803,619	0.15
Egypt (Rep of), 7.625%, 05/29/2032		844,000	529,993	0.10
Egypt (Rep of), 8.500%, 01/31/2047		2,838,000	1,646,040	0.30
Egypt (Rep of), 7.903%, 02/21/2048		2,194,000	1,229,518	0.23
Egypt (Rep of), 8.700%, 03/01/2049		2,280,000	1,322,400	0.24
Egypt (Rep of), 8.875%, 05/29/2050		3,652,000	2,154,892	0.40
Egypt (Rep of), 8.750%, 09/30/2051		1,257,000	733,711	0.13
Egypt (Rep of), 8.150%, 11/20/2059		200,000	113,488	0.02
			10,298,231	1.90
El Salvador (Cost $2,162,530)
El Salvador (Rep of), 8.625%, 02/28/2029		327,000	120,277	0.02
El Salvador (Rep of), 7.650%, 06/15/2035		177,000	56,851	0.01
El Salvador (Rep of), 7.625%, 02/01/2041		1,003,000	329,458	0.06
El Salvador (Rep of), 7.125%, 01/20/2050		944,000	302,984	0.06
			809,570	0.15
Gabon (Cost $1,106,331)
Gabon (Rep of), 6.625%, 02/06/2031		1,534,000	1,083,464	0.20
			1,083,464	0.20
Ghana (Cost $8,587,414)
Ghana (Rep of), 7.625%, 05/16/2029		743,000	347,353	0.06
Ghana (Rep of), 8.125%, 03/26/2032		980,000	438,883	0.08
Ghana (Rep of), 8.625%, 04/07/2034		1,241,000	546,040	0.10
Ghana (Rep of), 7.875%, 02/11/2035		438,000	191,257	0.04
Ghana (Rep of), 8.875%, 05/07/2042		1,279,000	560,790	0.10
Ghana (Rep of), 8.950%, 03/26/2051		1,485,000	645,381	0.12
Ghana (Rep of), 8.750%, 03/11/2061		226,000	97,813	0.02
Tullow Oil PLC, 10.250%, 05/15/2026		2,367,000	2,216,104	0.41
			5,043,621	0.93
Guatemala (Cost $1,646,262)
Guatemala (Rep of), 5.375%, 04/24/2032		242,000	239,696	0.05
Guatemala (Rep of), 4.650%, 10/07/2041		408,000	333,914	0.06
Guatemala (Rep of), 6.125%, 06/01/2050		865,000	824,434	0.15
			1,398,044	0.26

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2022 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Hungary (Cost $5,357,654)
Hungary (Rep of), 5.375%, 03/25/2024		1,370,000	$1,395,016	0.26
Hungary (Rep of), 6.750%, 10/22/2028	HUF	216,810,000	482,064	0.09
Hungary (Rep of), 3.000%, 08/21/2030	HUF	443,460,000	771,379	0.14
Hungary (Rep of), 2.125%, 09/22/2031		554,000	456,385	0.08
Hungary (Rep of), 3.000%, 10/27/2038	HUF	248,590,000	351,448	0.07
Hungary (Rep of), 3.125%, 09/21/2051		630,000	428,438	0.08
			3,884,730	0.72
India (Cost $8,232,729)
Export-Import Bank of India, 4.000%, 01/14/2023		1,109,000	1,110,065	0.20
Export-Import Bank of India, 3.375%, 08/05/2026		440,000	422,730	0.08
Export-Import Bank of India, 2.250%, 01/13/2031		789,000	645,648	0.12
Vedanta Resources Finance II PLC, 13.875%, 01/21/2024		1,890,000	1,633,946	0.30
Vedanta Resources Finance II PLC, 8.950%, 03/11/2025		3,120,000	2,285,400	0.42
Vedanta Resources Ltd., 6.125%, 08/09/2024		900,000	570,928	0.11
			6,668,717	1.23
Indonesia (Cost $38,642,466)
Indonesia (Rep of), 8.375%, 03/15/2024	IDR	49,215,000,000	3,480,002	0.64
Indonesia (Rep of), 8.125%, 05/15/2024	IDR	19,857,000,000	1,401,057	0.26
Indonesia (Rep of), 9.000%, 03/15/2029	IDR	11,300,000,000	845,028	0.16
Indonesia (Rep of), 8.250%, 05/15/2029	IDR	23,273,000,000	1,672,877	0.31
Indonesia (Rep of), 10.500%, 08/15/2030	IDR	8,356,000,000	668,095	0.12
Indonesia (Rep of), 7.000%, 09/15/2030	IDR	22,817,000,000	1,530,620	0.28
Indonesia (Rep of), 7.750%, 04/15/2031	IDR	16,825,000,000	1,172,950	0.22
Indonesia (Rep of), 8.750%, 05/15/2031	IDR	16,566,000,000	1,220,406	0.22
Indonesia (Rep of), 8.375%, 03/15/2034	IDR	12,504,000,000	908,298	0.17
Indonesia (Rep of), 7.500%, 06/15/2035	IDR	26,316,000,000	1,801,959	0.33
Indonesia (Rep of), 8.500%, 10/12/2035		624,000	809,017	0.15
Indonesia (Rep of), 8.250%, 05/15/2036	IDR	24,990,000,000	1,798,207	0.33
Indonesia (Rep of), 6.625%, 02/17/2037		751,000	848,973	0.16
Indonesia (Rep of), 7.750%, 01/17/2038		1,071,000	1,321,762	0.24
Indonesia (Rep of), 7.500%, 05/15/2038	IDR	8,539,000,000	579,958	0.11
Indonesia (Rep of), 8.375%, 04/15/2039	IDR	33,642,000,000	2,431,530	0.45
Indonesia (Rep of), 5.250%, 01/17/2042		833,000	855,493	0.16
Indonesia (Rep of), 5.125%, 01/15/2045		2,183,000	2,196,554	0.41
Indonesia (Rep of), 5.950%, 01/08/2046		766,000	837,290	0.15
Indonesia (Rep of), 5.250%, 01/08/2047		546,000	560,677	0.10
Indonesia (Rep of), 4.750%, 07/18/2047		750,000	734,994	0.14
Indonesia (Rep of), 4.200%, 10/15/2050		600,000	550,152	0.10
Indonesia Asahan Aluminium Persero PT, 4.750%, 05/15/2025		376,000	379,384	0.07
Indonesia Asahan Aluminium Persero PT, 5.450%, 05/15/2030		1,299,000	1,240,571	0.23
Indonesia Asahan Aluminium Persero PT, 5.800%, 05/15/2050		200,000	175,180	0.03
Pertamina Persero PT, 6.000%, 05/03/2042		529,000	533,507	0.10
Pertamina Persero PT, 6.450%, 05/30/2044		598,000	623,884	0.11
Pertamina Persero PT, 6.500%, 11/07/2048		567,000	586,028	0.11

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2022 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Indonesia (continued)
Pertamina Persero PT, 4.175%, 01/21/2050		622,000	$504,915	0.09
Perusahaan Penerbit SBSN Indonesia III, 4.325%, 05/28/2025		217,000	220,267	0.04
Perusahaan Penerbit SBSN Indonesia III, 4.550%, 03/29/2026		1,329,000	1,361,701	0.25
Perusahaan Penerbit SBSN Indonesia III, 4.700%, 06/06/2032		453,000	468,723	0.09
Perusahaan Penerbit SBSN Indonesia III, 3.800%, 06/23/2050		298,000	251,964	0.05
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 5.250%, 05/15/2047		388,000	337,021	0.06
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 6.150%, 05/21/2048		1,281,000	1,240,572	0.23
			36,149,616	6.67
Ivory Coast (Cost $4,704,625)
Ivory Coast (Rep of), 5.875%, 10/17/2031	EUR	1,353,000	1,083,721	0.20
Ivory Coast (Rep of), 4.875%, 01/30/2032	EUR	1,170,000	886,684	0.17
Ivory Coast (Rep of), 6.875%, 10/17/2040	EUR	1,699,000	1,259,068	0.23
			3,229,473	0.60
Jamaica (Cost $3,434,281)
Digicel Group Holdings Ltd., 7.000%, 08/16/2022[5]		175,950	83,479	0.02
Digicel Group Holdings Ltd., 8.000%, 04/01/2025[5]		1,725,500	1,112,947	0.21
Digicel International Finance Ltd./Digicel International Holdings Ltd., 8.750%, 05/25/2024		720,000	672,300	0.12
Digicel International Finance Ltd./Digicel International Holdings Ltd., 8.000%, 12/31/2026		400,000	272,000	0.05
Jamaica (Rep of), 7.875%, 07/28/2045		950,000	1,052,805	0.19
			3,193,531	0.59
Kazakhstan (Cost $6,665,526)
Kazakhstan (Rep of), 6.500%, 07/21/2045		1,217,000	1,201,788	0.22
Kazakhstan Temir Zholy Finance B.V., 6.950%, 07/10/2042		1,031,000	872,546	0.16
KazMunayGas National Co. JSC, 5.375%, 04/24/2030		1,385,000	1,269,798	0.23
KazMunayGas National Co. JSC, 3.500%, 04/14/2033		491,000	371,834	0.07
KazMunayGas National Co. JSC, 6.375%, 10/24/2048		1,088,000	904,182	0.17
			4,620,148	0.85
Lebanon (Cost $12,091,493)
Lebanon (Rep of), 6.375%, 03/09/2020[7,8]		1,855,000	116,308	0.02
Lebanon (Rep of), 5.800%, 04/14/2020[7,8]		1,719,000	107,781	0.02
Lebanon (Rep of), 6.150%, 06/19/2020[7,8]		3,148,000	197,380	0.04
Lebanon (Rep of), 8.250%, 04/12/2021[7,8]		1,610,000	100,947	0.02
Lebanon (Rep of), 6.100%, 10/04/2022[7]		4,808,000	301,462	0.05
Lebanon (Rep of), 6.000%, 01/27/2023[7]		1,000	63	—
Lebanon (Rep of), 6.600%, 11/27/2026[7]		1,089,000	68,280	0.01
Lebanon (Rep of), 6.850%, 03/23/2027[7]		2,314,000	145,088	0.03
Lebanon (Rep of), 7.000%, 03/23/2032[7]		1,395,000	87,466	0.02
Lebanon (Rep of), 7.050%, 11/02/2035[7]		244,000	15,299	—
Lebanon (Rep of), 7.250%, 03/23/2037[7]		867,000	54,361	0.01
			1,194,435	0.22

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2022 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Malaysia (Cost $22,842,969)
Malaysia (Rep of), 3.757%, 04/20/2023	MYR	45,306,000	$10,249,668	1.89
Malaysia (Rep of), 4.232%, 06/30/2031	MYR	2,488,000	570,278	0.11
Malaysia (Rep of), 3.582%, 07/15/2032	MYR	2,208,000	482,406	0.09
Malaysia (Rep of), 3.828%, 07/05/2034	MYR	3,842,000	835,734	0.15
Malaysia (Rep of), 4.254%, 05/31/2035	MYR	2,888,000	650,413	0.12
Malaysia (Rep of), 4.893%, 06/08/2038	MYR	1,707,000	404,062	0.08
Malaysia (Rep of), 3.757%, 05/22/2040	MYR	2,004,000	413,212	0.08
Malaysia (Rep of), 4.935%, 09/30/2043	MYR	747,000	177,498	0.03
Malaysia (Rep of), 4.921%, 07/06/2048	MYR	1,743,000	410,174	0.08
Malaysia (Rep of), 4.065%, 06/15/2050	MYR	2,911,000	601,325	0.11
Petronas Capital Ltd., 2.480%, 01/28/2032		1,120,000	990,448	0.18
Petronas Capital Ltd., 4.550%, 04/21/2050		2,081,000	2,007,050	0.37
Petronas Capital Ltd., 4.800%, 04/21/2060		918,000	926,868	0.17
Petronas Capital Ltd., 3.404%, 04/28/2061		1,513,000	1,153,520	0.21
			19,872,656	3.67
Mexico (Cost $43,645,588)
Banco Mercantil del Norte S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 7.760%), 8.375%, 10/14/2030[3]		200,000	190,052	0.03
Comision Federal de Electricidad, 8.180%, 12/23/2027	MXN	24,850,000	1,114,779	0.21
Comision Federal de Electricidad, 3.875%, 07/26/2033[6]		736,000	579,600	0.11
Mexican Bonos, 5.750%, 03/05/2026	MXN	78,040,000	3,466,675	0.64
Mexican Bonos, 7.750%, 05/29/2031	MXN	40,040,000	1,853,462	0.34
Mexican Bonos, 7.750%, 11/23/2034	MXN	32,200,000	1,466,600	0.27
Mexican Bonos, 10.000%, 11/20/2036	MXN	40,020,000	2,174,278	0.40
Mexican Bonos, 8.500%, 11/18/2038	MXN	30,270,000	1,444,104	0.27
Mexican Bonos, 7.750%, 11/13/2042	MXN	29,770,000	1,313,835	0.24
Mexico (Rep of), 2.659%, 05/24/2031		692,000	592,513	0.11
Mexico (Rep of), 6.050%, 01/11/2040		582,000	595,544	0.11
Mexico (Rep of), 4.750%, 03/08/2044		450,000	391,512	0.07
Mexico (Rep of), 5.550%, 01/21/2045		924,000	885,979	0.16
Mexico (Rep of), 3.771%, 05/24/2061		4,491,000	3,127,524	0.58
Mexico (Rep of), 3.750%, 04/19/2071		3,424,000	2,353,250	0.43
Mexico (Rep of), 5.750%, 10/12/2110		1,116,000	990,015	0.18
Petroleos Mexicanos, 7.190%, 09/12/2024	MXN	44,460,000	1,996,671	0.37
Petroleos Mexicanos, 6.750%, 09/21/2047		4,035,000	2,755,421	0.51
Petroleos Mexicanos, 6.350%, 02/12/2048		1,400,000	920,500	0.17
Petroleos Mexicanos, 7.690%, 01/23/2050		5,101,000	3,717,354	0.69
Petroleos Mexicanos, 6.950%, 01/28/2060		8,115,000	5,459,191	1.01
			37,388,859	6.90
Mongolia (Cost $969,597)
Development Bank of Mongolia LLC, 7.250%, 10/23/2023		470,000	451,205	0.08
Mongolia (Rep of), 5.625%, 05/01/2023		203,000	198,940	0.04
Mongolian Mining Corp., 2.120%, 10/01/2022[5]		918,950	288,550	0.05
			938,695	0.17

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2022 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Morocco (Cost $1,998,937)
Morocco (Rep of), 4.250%, 12/11/2022		1,015,000	$1,012,560	0.19
Morocco (Rep of), 5.500%, 12/11/2042		533,000	429,765	0.08
Morocco (Rep of), 4.000%, 12/15/2050		410,000	275,725	0.05
			1,718,050	0.32
Nigeria (Cost $6,626,628)
Nigeria (Rep of), 6.500%, 11/28/2027		736,000	552,714	0.10
Nigeria (Rep of), 8.375%, 03/24/2029		886,000	685,746	0.13
Nigeria (Rep of), 7.375%, 09/28/2033[6]		1,379,000	913,615	0.17
Nigeria (Rep of), 7.696%, 02/23/2038		963,000	611,698	0.11
Nigeria (Rep of), 7.625%, 11/28/2047		1,280,000	798,541	0.15
Nigeria (Rep of), 9.248%, 01/21/2049		480,000	330,749	0.06
Nigeria (Rep of), 8.250%, 09/28/2051[6]		1,017,000	640,852	0.12
			4,533,915	0.84
Oman (Cost $10,985,194)
Oman (Rep of), 4.750%, 06/15/2026		496,000	484,433	0.09
Oman (Rep of), 6.750%, 10/28/2027		964,000	1,003,331	0.19
Oman (Rep of), 6.000%, 08/01/2029		1,511,000	1,507,271	0.28
Oman (Rep of), 6.250%, 01/25/2031		430,000	427,850	0.08
Oman (Rep of), 6.500%, 03/08/2047		5,021,000	4,333,515	0.80
Oman (Rep of), 6.750%, 01/17/2048		1,674,000	1,481,591	0.27
Oman (Rep of), 7.000%, 01/25/2051		1,040,000	937,381	0.17
			10,175,372	1.88
Pakistan (Cost $10,801,061)
Pakistan (Rep of), 8.250%, 04/15/2024		2,690,000	1,562,572	0.29
Pakistan (Rep of), 8.250%, 09/30/2025		794,000	433,921	0.08
Pakistan (Rep of), 6.875%, 12/05/2027		1,277,000	651,270	0.12
Pakistan (Rep of), 7.375%, 04/08/2031		2,662,000	1,320,991	0.24
Pakistan (Rep of), 8.875%, 04/08/2051		2,419,000	1,112,740	0.21
Pakistan Water & Power Development Authority, 7.500%, 06/04/2031		761,000	326,591	0.06
Third Pakistan International Sukuk (The) Co. Ltd., 5.625%, 12/05/2022		936,000	819,000	0.15
			6,227,085	1.15
Panama (Cost $6,358,819)
Panama (Rep of), 4.000%, 09/22/2024		270,000	270,363	0.05
Panama (Rep of), 7.125%, 01/29/2026		309,000	337,027	0.06
Panama (Rep of), 8.875%, 09/30/2027		663,000	787,502	0.15
Panama (Rep of), 9.375%, 04/01/2029		737,000	907,280	0.17
Panama (Rep of), 6.700%, 01/26/2036		1,477,000	1,626,857	0.30
Panama (Rep of), 4.500%, 05/15/2047		460,000	385,248	0.07
Panama (Rep of), 4.300%, 04/29/2053		1,281,000	1,030,589	0.19
			5,344,866	0.99

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2022 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Paraguay (Cost $1,432,097)
Paraguay (Rep of), 4.700%, 03/27/2027		446,000	$452,671	0.08
Paraguay (Rep of), 5.400%, 03/30/2050		890,000	770,536	0.14
			1,223,207	0.22
Peru (Cost $17,216,105)
Peru (Rep of), 7.350%, 07/21/2025		1,433,000	1,558,986	0.29
Peru (Rep of), 6.950%, 08/12/2031	PEN	5,476,000	1,285,870	0.24
Peru (Rep of), 8.750%, 11/21/2033		2,336,000	3,037,179	0.56
Peru (Rep of), 5.400%, 08/12/2034	PEN	7,841,000	1,564,010	0.29
Peru (Rep of), 3.300%, 03/11/2041		343,000	277,650	0.05
Peru (Rep of), 5.625%, 11/18/2050		1,268,000	1,385,695	0.26
Peru (Rep of), 2.780%, 12/01/2060		1,655,000	1,120,242	0.21
Peru (Rep of), 3.230%, 07/28/2121		675,000	462,630	0.08
Peru LNG S.R.L., 5.375%, 03/22/2030		1,200,000	1,001,952	0.18
Petroleos del Peru S.A., 5.625%, 06/19/2047		3,239,000	2,279,446	0.42
			13,973,660	2.58
Philippines (Cost $8,998,802)
Philippines (Rep of), 3.900%, 11/26/2022	PHP	35,000,000	622,163	0.11
Philippines (Rep of), 10.625%, 03/16/2025		647,000	760,313	0.14
Philippines (Rep of), 9.500%, 02/02/2030		1,380,000	1,824,781	0.34
Philippines (Rep of), 7.750%, 01/14/2031		1,245,000	1,545,777	0.29
Philippines (Rep of), 6.375%, 10/23/2034		1,040,000	1,208,040	0.22
Philippines (Rep of), 6.250%, 01/14/2036	PHP	12,000,000	208,313	0.04
Philippines (Rep of), 3.950%, 01/20/2040		1,274,000	1,182,977	0.22
Philippines (Rep of), 2.950%, 05/05/2045		784,000	606,217	0.11
			7,958,581	1.47
Poland (Cost $10,268,496)
Poland (Rep of), 2.500%, 04/25/2024	PLN	29,369,000	5,908,259	1.09
Poland (Rep of), 2.500%, 07/25/2026	PLN	1,468,000	276,344	0.05
Poland (Rep of), 0.250%, 10/25/2026	PLN	1,469,000	248,936	0.05
Poland (Rep of), 3.750%, 05/25/2027	PLN	10,579,000	2,057,845	0.38
Poland (Rep of), 2.500%, 07/25/2027	PLN	1,529,000	281,694	0.05
Poland (Rep of), 1.750%, 04/25/2032	PLN	6,237,000	967,196	0.18
			9,740,274	1.80
Qatar (Cost $9,625,938)
Qatar (Rep of), 3.250%, 06/02/2026		2,037,000	2,039,681	0.38
Qatar (Rep of), 4.817%, 03/14/2049		2,592,000	2,768,474	0.51
Qatar (Rep of), 4.400%, 04/16/2050		530,000	540,254	0.10
Qatar Energy, 3.125%, 07/12/2041		3,659,000	3,091,635	0.57
			8,440,044	1.56
Romania (Cost $11,146,427)
Romania (Rep of), 4.375%, 08/22/2023		1,770,000	1,774,751	0.33
Romania (Rep of), 3.000%, 02/27/2027		558,000	508,859	0.09

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2022 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Romania (continued)
Romania (Rep of), 5.800%, 07/26/2027	RON	10,340,000	$1,936,027	0.36
Romania (Rep of), 4.150%, 10/24/2030	RON	6,725,000	1,064,643	0.20
Romania (Rep of), 3.000%, 02/14/2031		400,000	328,666	0.06
Romania (Rep of), 3.625%, 03/27/2032		1,046,000	863,628	0.16
Romania (Rep of), 6.125%, 01/22/2044		340,000	319,100	0.06
Romania (Rep of), 4.000%, 02/14/2051		2,728,000	1,924,429	0.35
			8,720,103	1.61
Russian Federation (Cost $8,446,067)
Russian Federal Bond - OFZ, 7.750%, 09/16/2026[10]	RUB	12,867,000	10,314	—
Russian Federal Bond - OFZ, 7.050%, 01/19/2028[10]	RUB	75,259,000	60,328	0.01
Russian Federal Bond - OFZ, 6.900%, 05/23/2029[10]	RUB	252,404,000	202,328	0.04
Russian Federal Bond - OFZ, 8.500%, 09/17/2031[10]	RUB	221,904,000	177,879	0.04
Russian Federal Bond - OFZ, 7.250%, 05/10/2034[10]	RUB	13,248,000	10,620	—
Russian Federal Bond - OFZ, 7.700%, 03/16/2039[10]	RUB	9,421,000	7,552	—
			469,021	0.09
Saudi Arabia (Cost $12,227,891)
Saudi (Rep of), 4.375%, 04/16/2029		840,000	879,079	0.16
Saudi (Rep of), 4.625%, 10/04/2047		626,000	609,400	0.11
Saudi (Rep of), 5.000%, 04/17/2049		1,903,000	1,948,371	0.36
Saudi (Rep of), 5.250%, 01/16/2050		1,801,000	1,922,265	0.36
Saudi (Rep of), 3.750%, 01/21/2055		1,657,000	1,433,411	0.26
Saudi (Rep of), 4.500%, 04/22/2060		1,128,000	1,092,269	0.20
Saudi (Rep of), 3.450%, 02/02/2061		3,142,000	2,519,130	0.47
			10,403,925	1.92
South Africa (Cost $24,401,892)
Eskom Holdings SOC Ltd., 7.125%, 02/11/2025		419,000	389,502	0.07
South Africa (Rep of), 4.300%, 10/12/2028		3,024,000	2,766,960	0.51
South Africa (Rep of), 8.000%, 01/31/2030	ZAR	64,736,360	3,423,782	0.63
South Africa (Rep of), 5.875%, 06/22/2030		357,000	346,201	0.07
South Africa (Rep of), 8.250%, 03/31/2032	ZAR	78,210,939	3,998,546	0.74
South Africa (Rep of), 5.875%, 04/20/2032		998,000	924,014	0.17
South Africa (Rep of), 8.875%, 02/28/2035	ZAR	35,859,000	1,840,201	0.34
South Africa (Rep of), 8.500%, 01/31/2037	ZAR	50,423,230	2,446,224	0.45
South Africa (Rep of), 9.000%, 01/31/2040	ZAR	25,913,520	1,286,165	0.24
South Africa (Rep of), 8.750%, 01/31/2044	ZAR	3,000	144	—
South Africa (Rep of), 5.000%, 10/12/2046		467,000	330,963	0.06
South Africa (Rep of), 5.650%, 09/27/2047		1,588,000	1,204,689	0.22
South Africa (Rep of), 8.750%, 02/28/2048	ZAR	7,000	332	—
South Africa (Rep of), 5.750%, 09/30/2049		1,648,000	1,250,140	0.23
			20,207,863	3.73
Sri Lanka (Cost $2,320,883)
Sri Lanka (Rep of), 6.750%, 04/18/2028		470,000	140,715	0.02
Sri Lanka (Rep of), 7.850%, 03/14/2029		1,248,000	370,725	0.07

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2022 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Sri Lanka (continued)
Sri Lanka (Rep of), 7.550%, 03/28/2030		1,078,000	$316,678	0.06
			828,118	0.15
Thailand (Cost $5,973,590)
Thailand (Rep of), 2.875%, 12/17/2028	THB	13,362,000	372,500	0.07
Thailand (Rep of), 2.000%, 12/17/2031	THB	24,345,000	633,120	0.12
Thailand (Rep of), 1.585%, 12/17/2035	THB	44,395,000	1,016,497	0.19
Thailand (Rep of), 3.400%, 06/17/2036	THB	17,483,000	485,790	0.09
Thailand (Rep of), 3.300%, 06/17/2038	THB	27,502,000	747,046	0.14
Thailand (Rep of), 2.000%, 06/17/2042	THB	44,923,000	979,006	0.18
Thailand (Rep of), 2.875%, 06/17/2046	THB	4,854,000	114,985	0.02
Thailand (Rep of), 3.600%, 06/17/2067	THB	18,378,000	408,896	0.07
			4,757,840	0.88
Turkey (Cost $7,371,910)
Turkey (Rep of), 3.250%, 03/23/2023		890,000	869,049	0.16
Turkey (Rep of), 7.250%, 12/23/2023		286,000	284,549	0.05
Turkey (Rep of), 5.750%, 03/22/2024		930,000	873,744	0.16
Turkey (Rep of), 6.350%, 08/10/2024		365,000	341,676	0.06
Turkey (Rep of), 5.600%, 11/14/2024		428,000	390,208	0.07
Turkey (Rep of), 4.250%, 03/13/2025		488,000	422,112	0.08
Turkey (Rep of), 6.000%, 01/14/2041		465,000	297,872	0.06
Turkey (Rep of), 4.875%, 04/16/2043		2,105,000	1,244,560	0.23
Turkey (Rep of), 5.750%, 05/11/2047		2,273,000	1,404,673	0.26
			6,128,443	1.13
Ukraine (Cost $9,987,324)
Ukraine (Rep of), 11.150%, 08/26/2022[10]	UAH	13,746,000	119,252	0.02
Ukraine (Rep of), 15.970%, 04/19/2023[10]	UAH	14,921,000	129,446	0.03
Ukraine (Rep of), 7.750%, 09/01/2023		201,000	48,441	0.01
Ukraine (Rep of), 10.950%, 11/01/2023[10]	UAH	57,267,000	496,815	0.09
Ukraine (Rep of), 15.840%, 02/26/2025[10]	UAH	29,300,000	254,190	0.05
Ukraine (Rep of), 7.750%, 09/01/2025		506,000	102,718	0.02
Ukraine (Rep of), 7.750%, 09/01/2026		1,136,000	229,263	0.04
Ukraine (Rep of), 9.750%, 11/01/2028		1,055,000	213,637	0.04
Ukraine (Rep of), 6.876%, 05/21/2029		1,468,000	289,930	0.05
Ukraine (Rep of), 7.375%, 09/25/2032		621,000	120,057	0.02
Ukraine (Rep of), 7.253%, 03/15/2033		1,153,000	224,835	0.04
Ukraine Treasury Bill, 8.826%, 09/07/2022[10,11]	UAH	14,622,000	126,852	0.02
Ukraine Treasury Bill, 8.774%, 11/02/2022[10,11]	UAH	2,325,000	20,170	0.01
Ukraine Treasury Bill, 8.815%, 01/11/2023[10,11]	UAH	1,307,000	11,339	—
			2,386,945	0.44
United Arab Emirates (Cost $5,517,296)
Abu Dhabi (Gov’t of), 3.125%, 09/30/2049		1,846,000	1,535,872	0.28
Abu Dhabi (Gov’t of), 3.875%, 04/16/2050		1,881,000	1,779,531	0.33
DP World Crescent Ltd., 3.875%, 07/18/2029		641,000	607,777	0.11

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2022 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
United Arab Emirates (continued)
DP World Crescent Ltd., 3.750%, 01/30/2030		604,000	$565,492	0.11
			4,488,672	0.83
Uruguay (Cost $11,898,536)
Uruguay (Rep of), 8.500%, 03/15/2028	UYU	15,190,000	332,014	0.06
Uruguay (Rep of), 4.375%, 12/15/2028	UYU	8,870,757	545,160	0.10
Uruguay (Rep of), 8.250%, 05/21/2031	UYU	63,603,828	1,324,216	0.25
Uruguay (Rep of), 7.875%, 01/15/2033		1,417,380	1,852,479	0.34
Uruguay (Rep of), 7.625%, 03/21/2036		993,660	1,305,490	0.24
Uruguay (Rep of), 3.875%, 07/02/2040	UYU	38,736,000	1,086,788	0.20
Uruguay (Rep of), 4.125%, 11/20/2045		890,665	871,714	0.16
Uruguay (Rep of), 5.100%, 06/18/2050		1,034,264	1,101,334	0.20
Uruguay (Rep of), 4.975%, 04/20/2055		2,123,300	2,220,670	0.41
			10,639,865	1.96
Venezuela (Cost $49,980,026)
Petroleos de Venezuela S.A., 8.500%, 10/27/2020[7,8]		28,100,000	4,425,750	0.82
Petroleos de Venezuela S.A., 9.000%, 11/17/2021[7,8]		3,789,076	151,563	0.03
Petroleos de Venezuela S.A., 12.750%, 02/17/2022[7,8]		1,695,000	67,800	0.01
Petroleos de Venezuela S.A., 5.375%, 04/12/2027[7]		1,590,000	61,184	0.01
Petroleos de Venezuela S.A., 9.750%, 05/17/2035[7]		5,253,147	210,126	0.04
Venezuela (Rep of), 7.750%, 10/13/2019[7,8]		1,638,000	139,230	0.03
Venezuela (Rep of), 12.750%, 08/23/2022[7]		3,246,000	284,025	0.05
Venezuela (Rep of), 9.000%, 05/07/2023[7]		1,407,000	121,354	0.02
Venezuela (Rep of), 8.250%, 10/13/2024[7]		3,213,200	277,139	0.05
Venezuela (Rep of), 11.750%, 10/21/2026[7]		12,976,000	1,151,620	0.21
Venezuela (Rep of), 9.250%, 09/15/2027[7]		3,647,000	325,495	0.06
Venezuela (Rep of), 9.250%, 05/07/2028[7]		2,317,000	204,475	0.04
Venezuela (Rep of), 11.950%, 08/05/2031[7]		21,478,800	1,906,243	0.35
			9,326,004	1.72
Vietnam (Cost $1,271,508)
Vietnam (Rep of), 4.800%, 11/19/2024		1,241,000	1,238,017	0.23
			1,238,017	0.23
Zambia (Cost $1,291,898)
Zambia (Rep of), 8.970%, 07/30/2027		1,787,000	1,018,590	0.19
			1,018,590	0.19
Total Debt Securities (Cost $675,422,863)			437,617,411	80.80
Total Investments (Total Cost $675,422,863)			437,617,411	80.80
Other Assets Less Liabilities			103,958,558	19.20
Net Assets			$541,575,969	100.00

[1]	Local currency is United States Dollars unless otherwise noted below.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2022 (Unaudited)
[2]	Step coupon bond. Rate as of July 31, 2022 is disclosed.
[3]	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
[4]	Zero coupon bond.
[5]	Security is a payment-in-kind bond, and unless otherwise noted in the description of the security, pays its entire coupon on an in-kind basis.
[6]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.
[7]	Issuer has defaulted on terms of debt obligation.
[8]	Maturity has been extended under the terms of a plan of reorganization.
[9]	Security has been deemed worthless and is a Level 3 investment.
[10]	Security is a Level 3 investment.
[11]	Zero coupon bond – interest rate reflects effective yield on the date of purchase.
Percentages shown are based on net assets.
At July 31, 2022, the Ashmore Emerging Markets Total Return Fund had outstanding forward foreign currency exchange contracts as follows:
Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
08/02/2022	Merrill Lynch	Brazilian Real	53,237,503	United States Dollar	9,899,127	$390,103
08/10/2022	HSBC Bank	Chinese Offshore Yuan	3,532,747	United States Dollar	521,000	2,361
08/10/2022	Morgan Stanley	United States Dollar	861,000	Chinese Offshore Yuan	5,729,743	12,164
08/10/2022	State Street	United States Dollar	781,000	Chinese Offshore Yuan	5,236,743	5,200
08/10/2022	Barclays	United States Dollar	1,590,673	Indonesian Rupiah	23,289,039,014	20,572
08/10/2022	Barclays	United States Dollar	1,802,781	Turkish Lira	32,292,935	21,893
08/25/2022	HSBC Bank	United States Dollar	911,519	Egyptian Pound	17,428,248	11,339
08/29/2022	HSBC Bank	United States Dollar	1,194,891	Egyptian Pound	22,894,102	16,804
08/31/2022	Citibank	South African Rand	8,335,349	United States Dollar	486,000	13,671
08/31/2022	HSBC Bank	South African Rand	23,113,953	United States Dollar	1,350,990	34,599
08/31/2022	HSBC Bank	Thai Baht	80,693,000	United States Dollar	2,189,068	8,007
08/31/2022	Standard Chartered	Thai Baht	15,949,326	United States Dollar	434,000	262
08/31/2022	Morgan Stanley	United States Dollar	310,000	Czech Koruna	7,313,092	7,615
08/31/2022	BNP Paribas	United States Dollar	240,000	Hungarian Forint	92,452,848	8,108
08/31/2022	Merrill Lynch	United States Dollar	240,000	Polish Zloty	1,075,617	9,395
08/31/2022	BNP Paribas	United States Dollar	325,000	Romanian Leu	1,533,861	8,584
08/31/2022	JP Morgan	United States Dollar	330,474	Romanian Leu	1,567,044	7,213
08/31/2022	Barclays	United States Dollar	719,776	South African Rand	11,067,994	56,294
08/31/2022	BNP Paribas	United States Dollar	270,000	Thai Baht	9,512,721	10,992
08/31/2022	Deutsche Bank	United States Dollar	85,723	Thai Baht	2,929,592	5,957
08/31/2022	HSBC Bank	United States Dollar	4,655,000	Thai Baht	168,711,165	61,402
09/09/2022	Deutsche Bank	United States Dollar	539,634	Indonesian Rupiah	7,897,000,000	7,565
09/14/2022	JP Morgan	Turkish Lira	9,888,036	United States Dollar	493,385	27,676
09/14/2022	JP Morgan	United States Dollar	553,122	Turkish Lira	9,888,035	32,061
09/21/2022	Citibank	Thai Baht	53,156,000	United States Dollar	1,448,136	1,281
09/30/2022	Barclays	Indian Rupee	47,133,738	United States Dollar	586,000	4,693

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2022 (Unaudited)
Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
09/30/2022	JP Morgan	Thai Baht	27,540,000	United States Dollar	750,511	$897
09/30/2022	Barclays	United States Dollar	730,000	Indian Rupee	57,821,110	5,370
09/30/2022	Standard Chartered	United States Dollar	1,815,000	Taiwan Dollar	1,815,000	16,403
10/12/2022	Union Bank of Switzerland	Korean Won	412,548,272	United States Dollar	314,000	2,828
10/12/2022	Merrill Lynch	United States Dollar	395,000	Korean Won	506,307,050	6,167
10/28/2022	JP Morgan	Chilean Peso	5,308,805,538	United States Dollar	5,626,715	171,557
10/28/2022	Credit Suisse	Colombian Peso	6,154,293,628	United States Dollar	1,409,660	2,301
10/28/2022	Barclays	Mexican Peso	56,472,048	United States Dollar	2,698,861	24,331
10/28/2022	HSBC Bank	Mexican Peso	13,987,273	United States Dollar	664,000	10,494
10/28/2022	Barclays	United States Dollar	2,256,609	Peruvian Nuevo Sol	8,842,781	26,269
10/31/2022	Deutsche Bank	Indonesian Rupiah	8,571,787,000	United States Dollar	566,000	9,750
10/31/2022	Standard Chartered	Malaysian Ringgit	2,079,324	United States Dollar	468,000	109
10/31/2022	Barclays	Philippine Peso	19,346,976	United States Dollar	341,000	6,417
10/31/2022	Standard Chartered	Philippine Peso	53,027,310	United States Dollar	932,102	20,118
10/31/2022	BNP Paribas	Singapore Dollar	449,359	United States Dollar	323,000	2,432
10/31/2022	JP Morgan	Singapore Dollar	10,855,418	United States Dollar	7,784,923	76,722
10/31/2022	ANZ Banking	Thai Baht	97,228,000	United States Dollar	2,657,955	609
11/09/2022	Barclays	United States Dollar	1,571,884	Indonesian Rupiah	23,388,067,690	1,656
Subtotal Appreciation						1,170,241
08/02/2022	Banco Santander	United States Dollar	4,402,170	Brazilian Real	23,697,165	(177,789)
08/02/2022	Deutsche Bank	United States Dollar	3,345,000	Brazilian Real	17,921,172	(118,631)
08/02/2022	Standard Chartered	United States Dollar	2,203,238	Brazilian Real	11,619,166	(42,402)
08/10/2022	HSBC Bank	Chinese Offshore Yuan	11,875,294	United States Dollar	1,777,872	(18,599)
08/10/2022	JP Morgan	Chinese Offshore Yuan	193,032,324	United States Dollar	28,810,777	(213,888)
08/10/2022	Morgan Stanley	Chinese Offshore Yuan	3,851,059	United States Dollar	576,000	(5,483)
08/10/2022	Barclays	Indonesian Rupiah	23,289,038,974	United States Dollar	1,571,884	(1,784)
08/10/2022	Barclays	Turkish Lira	80,316,285	United States Dollar	4,517,379	(88,103)
08/10/2022	Deutsche Bank	United States Dollar	5,657,000	Chinese Offshore Yuan	38,293,364	(15,993)
08/10/2022	Standard Chartered	United States Dollar	2,828,130	Chinese Offshore Yuan	19,186,518	(14,268)
08/17/2022	HSBC Bank	United States Dollar	3,302,393	Euro	3,283,794	(57,869)
08/31/2022	HSBC Bank	Czech Koruna	145,118,950	United States Dollar	6,121,353	(120,905)
08/31/2022	BNP Paribas	Hungarian Forint	1,603,895,242	United States Dollar	4,180,425	(157,503)
08/31/2022	Standard Chartered	Hungarian Forint	529,974,238	United States Dollar	1,466,509	(137,217)
08/31/2022	Morgan Stanley	Israeli Shekel	6,470,679	United States Dollar	1,908,182	(1,208)
08/31/2022	BNP Paribas	Polish Zloty	32,713,625	United States Dollar	7,246,181	(232,606)
08/31/2022	HSBC Bank	Romanian Leu	19,009,197	United States Dollar	4,029,688	(108,333)
08/31/2022	JP Morgan	Romanian Leu	250,000	United States Dollar	53,357	(1,785)
08/31/2022	Barclays	South African Rand	4,600,000	United States Dollar	288,598	(12,847)
08/31/2022	HSBC Bank	South African Rand	82,877,239	United States Dollar	5,184,385	(216,227)
08/31/2022	Standard Chartered	Thai Baht	111,826,000	United States Dollar	3,160,873	(116,121)
08/31/2022	BNP Paribas	United States Dollar	1,249,310	Czech Koruna	30,472,795	(10,693)
08/31/2022	Merrill Lynch	United States Dollar	4,720,000	Czech Koruna	116,074,240	(79,493)

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2022 (Unaudited)
Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
08/31/2022	JP Morgan	United States Dollar	1,029,800	Hungarian Forint	419,844,311	$(23,262)
08/31/2022	Morgan Stanley	United States Dollar	1,735,000	Hungarian Forint	712,894,150	(53,095)
08/31/2022	Merrill Lynch	United States Dollar	405,000	Israeli Shekel	1,407,295	(9,744)
08/31/2022	HSBC Bank	United States Dollar	6,094,800	Polish Zloty	29,122,839	(148,936)
08/31/2022	Barclays	United States Dollar	1,210,000	Romanian Leu	5,987,495	(25,144)
08/31/2022	Citibank	United States Dollar	3,960,000	South African Rand	67,787,676	(103,599)
09/02/2022	JP Morgan	United States Dollar	1,263,340	Brazilian Real	6,622,479	(3,684)
09/02/2022	Merrill Lynch	United States Dollar	9,808,844	Brazilian Real	53,237,503	(376,648)
09/12/2022	HSBC Bank	Taiwan Dollar	268,471,711	United States Dollar	9,081,956	(121,167)
09/15/2022	HSBC Bank	Egyptian Pound	10,358,900	United States Dollar	528,246	(434)
09/21/2022	Citibank	Thai Baht	120,160,000	United States Dollar	3,526,080	(249,649)
09/21/2022	Union Bank of Switzerland	Thai Baht	197,974,421	United States Dollar	5,766,955	(368,740)
09/30/2022	HSBC Bank	Indian Rupee	464,842,570	United States Dollar	5,895,052	(69,517)
09/30/2022	Deutsche Bank	Taiwan Dollar	8,305,384	United States Dollar	279,000	(1,556)
09/30/2022	HSBC Bank	Thai Baht	81,370,000	United States Dollar	2,296,771	(76,653)
09/30/2022	Morgan Stanley	United States Dollar	2,665,000	Indian Rupee	213,645,055	(12,458)
10/12/2022	JP Morgan	Indian Rupee	924,429,640	United States Dollar	11,614,532	(44,957)
10/12/2022	Barclays	Korean Won	17,334,013,581	United States Dollar	13,385,649	(73,508)
10/12/2022	JP Morgan	United States Dollar	699,532	Indonesian Rupiah	10,466,392,855	(4,302)
10/12/2022	BNP Paribas	United States Dollar	2,565,000	Korean Won	3,364,869,600	(19,146)
10/24/2022	HSBC Bank	Egyptian Pound	23,153,368	United States Dollar	1,155,935	(1,483)
10/27/2022	HSBC Bank	Egyptian Pound	28,697,334	United States Dollar	1,438,463	(9,964)
10/28/2022	Credit Suisse	United States Dollar	4,948,970	Colombian Peso	22,238,196,109	(153,073)
10/31/2022	Deutsche Bank	United States Dollar	5,854,301	Indonesian Rupiah	88,593,135,526	(96,323)
10/31/2022	Standard Chartered	United States Dollar	2,005,046	Malaysian Ringgit	8,915,896	(2,150)
Subtotal Depreciation						(3,998,939)
Total						$(2,828,698)

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2022 (Unaudited)
At July 31, 2022, the Ashmore Emerging Markets Total Return Fund had the following centrally cleared swap contracts outstanding:
Pay Rate Index/ Pay Rate	Receive Rate/ Receive Rate Index	Notional Amount		Expiration Date	Fair Value/ Unrealized Appreciation (Depreciation)**	Variation Margin Receivable (Payable)	Counterparty
Brazil CETIP Interbank Deposit Rate (Pay at Maturity)	10.950% (Receive at Maturity)	BRL	83,521,119	1/2/2025	$(602,073)	$—	BNP Paribas
CFETS China Fixing Repo Rates 7 Day (Pay Quarterly)	2.580% (Receive Quarterly)	CNY	39,814,000	3/18/2025	58,615	—	JP Morgan
CFETS China Fixing Repo Rates 7 Day (Pay Quarterly)	2.325% (Receive Quarterly)	CNY	93,220,000	9/16/2025	29,340	—	Merrill Lynch
CFETS China Fixing Repo Rates 7 Day (Pay Quarterly)	2.535% (Receive Quarterly)	CNY	19,040,000	9/16/2025	24,443	—	Merrill Lynch
					$(489,675)	$—
**Includes cumulative appreciation/depreciation on centrally cleared swap agreements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2022 (Unaudited)
U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.
Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.
Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.
The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Total Return Fund’s investments and other financial instruments, which are carried at fair value, as of July 31, 2022:
	Level 1	Level 2	Level 3	Total
Investments
Assets:
Debt Securities
Corporate Bonds	$—	$67,282,555	$—	$67,282,555
Corporate Convertible Bonds	—	190,052	—	190,052
Financial Certificates	—	4,294,924	—	4,294,924
Government Agencies	—	32,387,915	—	32,387,915
Government Bonds	—	328,959,173	1,468,724	330,427,897
Index Linked Government Bonds	—	2,875,707	—	2,875,707
Short Term Bills and Notes	—	—	158,361	158,361
Total Debt Securities	—	435,990,326	1,627,085	437,617,411
Total Investments	$—	$435,990,326	$1,627,085	$437,617,411

Other Financial Instruments
Assets:
Forward Foreign Currency Exchange Contracts	$—	$1,170,241	$—	$1,170,241
Centrally Cleared Swap Contracts†	—	112,398	—	112,398
Liabilities:
Forward Foreign Currency Exchange Contracts	—	(3,998,939)	—	(3,998,939)
Centrally Cleared Swap Contracts†	—	(602,073)	—	(602,073)
Total Other Financial Instruments	$—	$(3,318,373)	$—	$(3,318,373)
† Includes cumulative appreciation/depreciation on centrally cleared swap agreements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2022 (Unaudited)
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used for the Fund during the period ended July 31, 2022:
Category and Subcategory	Beginning Balance at 10/31/2021	Accrued Discounts (Premiums)	Purchases	Sales	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 07/31/2022	Change in Unrealized Appreciation (Depreciation) from Investments still held 07/31/2022
Investments, at value
Bank Loans
Brazil	$7,950,000	$—	$—	$(8,035,425)	$1,576,050	$(1,490,625)	$—	$—	$—	$—
Government Bonds
Russian Federation	—	—	—	—	—	—	469,021	—	469,021	(6,951,213)
Ukraine	—	—	—	—	—	—	999,703	—	999,703	(3,319,221)
Short Term Bills And Notes
Ukraine	—	4,710	503,844	—	—	(350,193)	—	—	158,361	(350,193)
Total	$7,950,000	$4,710	$503,844	$(8,035,425)	$1,576,050	$(1,840,818)	$1,468,724	$—	$1,627,085	$(10,620,627)
The following table on “Quantitative information about Level 3 Fair Value measurements” provides information on the valuation techniques and inputs used to value Level 3 securities at July 31, 2022:
Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at 07/31/2022	Valuation Technique	Unobservable Input
Government Bonds	$469,021	Last observable vendor price	Last observable vendor price
Treasury Note	999,703	Fair Value	Inputs to Model
Short Term Bills and Notes	158,361	Fair Value	Inputs to Model
Total	$1,627,085

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND
SCHEDULE OF INVESTMENTS
As of July 31, 2022 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Debt Securities
Brazil (Cost $1,173,441)
Brazil Letras do Tesouro Nacional, 0.000%, 07/01/2023[2]	BRL	1,730,000	$297,018	5.28
Brazil Letras do Tesouro Nacional, 0.000%, 01/01/2024[2]	BRL	1,730,000	279,898	4.98
Brazil Letras do Tesouro Nacional, 0.000%, 07/01/2025[2]	BRL	1,000,000	136,217	2.42
Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/2025	BRL	1,026,000	187,264	3.33
Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/2027	BRL	499,000	87,893	1.56
Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/2029	BRL	262,000	44,567	0.79
Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/2031	BRL	130,000	21,536	0.38
			1,054,393	18.74
Chile (Cost $83,568)
Bonos de la Tesoreria de la Republica en pesos, 5.000%, 10/01/2028[3]	CLP	60,000,000	60,566	1.08
			60,566	1.08
China (Cost $260,577)
China (Rep of), 1.990%, 04/09/2025	CNY	260,000	38,269	0.68
China (Rep of), 2.850%, 06/04/2027	CNY	610,000	91,811	1.63
China (Rep of), 2.680%, 05/21/2030	CNY	290,000	42,646	0.76
China (Rep of), 3.720%, 04/12/2051	CNY	620,000	98,785	1.76
			271,511	4.83
Colombia (Cost $318,113)
Colombian TES, 7.500%, 08/26/2026	COP	30,000,000	6,110	0.11
Colombian TES, 3.300%, 03/17/2027	COP	493,000	32,370	0.57
Colombian TES, 5.750%, 11/03/2027	COP	65,500,000	11,819	0.21
Colombian TES, 6.000%, 04/28/2028	COP	151,700,000	26,982	0.48
Colombian TES, 7.750%, 09/18/2030	COP	142,400,000	25,774	0.46
Colombian TES, 7.000%, 03/26/2031	COP	132,400,000	22,391	0.40
Colombian TES, 7.000%, 06/30/2032	COP	143,600,000	23,561	0.42
Colombian TES, 7.250%, 10/18/2034	COP	100,800,000	16,012	0.28
Colombian TES, 6.250%, 07/09/2036	COP	187,000,000	26,295	0.47
Colombian TES, 9.250%, 05/28/2042	COP	98,000,000	17,020	0.30
Colombian TES, 7.250%, 10/26/2050	COP	32,600,000	4,493	0.08
			212,827	3.78
Czech Republic (Cost $182,330)
Czech (Rep of), 2.500%, 08/25/2028	CZK	1,060,000	39,127	0.69
Czech (Rep of), 2.750%, 07/23/2029	CZK	1,300,000	48,445	0.86
Czech (Rep of), 0.050%, 11/29/2029	CZK	390,000	11,750	0.21
Czech (Rep of), 0.950%, 05/15/2030	CZK	30,000	967	0.02
Czech (Rep of), 1.750%, 06/23/2032	CZK	270,000	9,025	0.16

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2022 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Czech Republic (continued)
Czech (Rep of), 2.000%, 10/13/2033	CZK	1,090,000	$37,002	0.66
			146,316	2.60
Egypt (Cost $14,741)
Egypt (Rep of), 14.138%, 10/20/2022	EGP	94,000	4,938	0.09
Egypt (Rep of), 14.313%, 10/13/2023	EGP	136,000	7,048	0.12
			11,986	0.21
Hungary (Cost $230,014)
Hungary (Rep of), 3.000%, 06/26/2024	HUF	17,910,000	39,575	0.70
Hungary (Rep of), 5.500%, 06/24/2025	HUF	25,740,000	57,273	1.02
Hungary (Rep of), 3.000%, 10/27/2027	HUF	8,090,000	15,188	0.27
Hungary (Rep of), 6.750%, 10/22/2028	HUF	1,470,000	3,268	0.06
Hungary (Rep of), 3.000%, 08/21/2030	HUF	9,050,000	15,742	0.28
Hungary (Rep of), 4.750%, 11/24/2032	HUF	870,000	1,669	0.03
Hungary (Rep of), 3.000%, 10/27/2038	HUF	3,470,000	4,906	0.09
			137,621	2.45
Indonesia (Cost $778,972)
Indonesia (Rep of), 5.625%, 05/15/2023	IDR	806,000,000	55,013	0.98
Indonesia (Rep of), 8.125%, 05/15/2024	IDR	2,725,000,000	192,269	3.42
Indonesia (Rep of), 7.000%, 05/15/2027	IDR	1,698,000,000	115,935	2.06
Indonesia (Rep of), 10.500%, 08/15/2030	IDR	274,000,000	21,907	0.39
Indonesia (Rep of), 7.000%, 09/15/2030	IDR	375,000,000	25,156	0.45
Indonesia (Rep of), 6.500%, 02/15/2031	IDR	294,000,000	19,186	0.34
Indonesia (Rep of), 8.750%, 05/15/2031	IDR	709,000,000	52,232	0.93
Indonesia (Rep of), 7.500%, 08/15/2032	IDR	751,000,000	51,392	0.91
Indonesia (Rep of), 8.375%, 03/15/2034	IDR	1,332,000,000	96,757	1.72
Indonesia (Rep of), 8.250%, 05/15/2036	IDR	818,000,000	58,861	1.04
Indonesia (Rep of), 8.375%, 04/15/2039	IDR	482,000,000	34,837	0.62
Indonesia (Rep of), 7.500%, 04/15/2040	IDR	262,000,000	17,887	0.32
			741,432	13.18
Malaysia (Cost $297,483)
Malaysia (Rep of), 3.955%, 09/15/2025	MYR	178,000	40,414	0.72
Malaysia (Rep of), 3.906%, 07/15/2026	MYR	190,000	43,014	0.76
Malaysia (Rep of), 3.733%, 06/15/2028	MYR	74,000	16,578	0.29
Malaysia (Rep of), 3.885%, 08/15/2029	MYR	118,000	26,498	0.47
Malaysia (Rep of), 4.642%, 11/07/2033	MYR	152,000	35,780	0.64
Malaysia (Rep of), 3.828%, 07/05/2034	MYR	247,000	53,729	0.96
Malaysia (Rep of), 3.757%, 05/22/2040	MYR	62,000	12,784	0.23
Malaysia (Rep of), 4.065%, 06/15/2050	MYR	148,000	30,572	0.54
Malaysia Government Investment Issue, 3.465%, 10/15/2030	MYR	34,000	7,320	0.13
			266,689	4.74
Mexico (Cost $357,094)
Comision Federal de Electricidad, 8.180%, 12/23/2027	MXN	420,000	18,841	0.33

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2022 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Mexico (continued)
Mexican Bonos, 7.750%, 05/29/2031	MXN	1,150,000	$53,234	0.95
Mexican Bonos, 10.000%, 11/20/2036	MXN	1,540,000	83,668	1.49
Mexican Bonos, 8.500%, 11/18/2038	MXN	1,260,000	60,112	1.07
Mexican Bonos, 7.750%, 11/13/2042	MXN	1,000,000	44,133	0.78
Mexican Bonos, 8.000%, 11/07/2047	MXN	520,000	23,468	0.42
Petroleos Mexicanos, 7.190%, 09/12/2024	MXN	1,320,000	59,280	1.05
Petroleos Mexicanos, 7.470%, 11/12/2026	MXN	210,000	8,983	0.16
			351,719	6.25
Peru (Cost $171,635)
Fondo MIVIVIENDA S.A., 7.000%, 02/14/2024	PEN	133,000	33,643	0.60
Peru (Rep of), 6.950%, 08/12/2031	PEN	175,000	41,093	0.73
Peru (Rep of), 6.150%, 08/12/2032	PEN	102,000	22,337	0.40
Peru (Rep of), 5.400%, 08/12/2034	PEN	134,000	26,729	0.47
Peru (Rep of), 5.350%, 08/12/2040	PEN	39,000	7,178	0.13
			130,980	2.33
Poland (Cost $345,249)
Poland (Rep of), 4.000%, 10/25/2023	PLN	131,000	27,369	0.49
Poland (Rep of), 2.250%, 10/25/2024	PLN	248,000	48,867	0.87
Poland (Rep of), 0.750%, 04/25/2025	PLN	141,000	26,248	0.47
Poland (Rep of), 3.250%, 07/25/2025	PLN	56,000	11,103	0.20
Poland (Rep of), 2.500%, 07/25/2026	PLN	291,000	54,780	0.97
Poland (Rep of), 3.750%, 05/25/2027	PLN	471,000	91,620	1.63
Poland (Rep of), 2.750%, 10/25/2029	PLN	166,000	29,555	0.52
Poland (Rep of), 1.750%, 04/25/2032	PLN	249,000	38,613	0.68
			328,155	5.83
Romania (Cost $132,914)
Romania (Rep of), 5.800%, 07/26/2027	RON	270,000	50,554	0.90
Romania (Rep of), 4.150%, 01/26/2028	RON	190,000	32,473	0.58
Romania (Rep of), 4.150%, 10/24/2030	RON	70,000	11,082	0.19
			94,109	1.67
Russian Federation (Cost $368,603)
Russian Federal Bond - OFZ, 7.100%, 10/16/2024[4]	RUB	2,718,000	2,179	0.04
Russian Federal Bond - OFZ, 7.750%, 09/16/2026[4]	RUB	4,567,000	3,661	0.07
Russian Federal Bond - OFZ, 8.150%, 02/03/2027[4]	RUB	2,456,000	1,969	0.03
Russian Federal Bond - OFZ, 5.700%, 05/17/2028[4]	RUB	3,586,000	2,874	0.05
Russian Federal Bond - OFZ, 8.500%, 09/17/2031[4]	RUB	3,153,000	2,527	0.04
Russian Federal Bond - OFZ, 7.700%, 03/23/2033[4]	RUB	2,971,000	2,382	0.04
Russian Federal Bond - OFZ, 7.250%, 05/10/2034[4]	RUB	6,038,000	4,840	0.09
Russian Federal Bond - OFZ, 7.700%, 03/16/2039[4]	RUB	135,000	108	—
			20,540	0.36
South Africa (Cost $535,347)
South Africa (Rep of), 10.500%, 12/21/2026	ZAR	1,019,830	64,749	1.15

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2022 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
South Africa (continued)
South Africa (Rep of), 8.000%, 01/31/2030	ZAR	1,413,030	$74,732	1.33
South Africa (Rep of), 7.000%, 02/28/2031	ZAR	1,030,350	49,385	0.88
South Africa (Rep of), 8.250%, 03/31/2032	ZAR	1,639,566	83,823	1.49
South Africa (Rep of), 8.500%, 01/31/2037	ZAR	1,213,160	58,855	1.04
South Africa (Rep of), 9.000%, 01/31/2040	ZAR	354,910	17,615	0.31
South Africa (Rep of), 6.500%, 02/28/2041	ZAR	580,000	22,122	0.39
South Africa (Rep of), 8.750%, 01/31/2044	ZAR	1,103,000	52,811	0.94
South Africa (Rep of), 8.750%, 02/28/2048	ZAR	1,597,940	75,849	1.35
			499,941	8.88
Thailand (Cost $340,790)
Thailand (Rep of), 1.000%, 06/17/2027	THB	929,000	23,786	0.42
Thailand (Rep of), 2.875%, 12/17/2028	THB	279,000	7,778	0.14
Thailand (Rep of), 4.875%, 06/22/2029	THB	239,000	7,478	0.13
Thailand (Rep of), 2.000%, 12/17/2031	THB	874,000	22,729	0.40
Thailand (Rep of), 3.775%, 06/25/2032	THB	945,000	28,279	0.50
Thailand (Rep of), 1.585%, 12/17/2035	THB	990,000	22,668	0.40
Thailand (Rep of), 3.400%, 06/17/2036	THB	1,686,000	46,848	0.83
Thailand (Rep of), 3.300%, 06/17/2038	THB	1,273,000	34,579	0.62
Thailand (Rep of), 2.000%, 06/17/2042	THB	1,358,000	29,595	0.53
Thailand (Rep of), 2.875%, 06/17/2046	THB	1,222,000	28,947	0.52
Thailand (Rep of), 3.600%, 06/17/2067	THB	555,000	12,348	0.22
			265,035	4.71
Ukraine (Cost $75,183)
Ukraine (Rep of), 11.150%, 08/26/2022[4]	UAH	36,000	312	—
Ukraine (Rep of), 15.970%, 04/19/2023[4]	UAH	39,000	338	0.01
Ukraine (Rep of), 10.950%, 11/01/2023[4]	UAH	547,000	4,745	0.08
Ukraine (Rep of), 15.840%, 02/26/2025[4]	UAH	1,154,000	10,011	0.18
Ukraine Treasury Bill, 8.844%, 09/07/2022[2]	UAH	63,000	547	0.01
Ukraine Treasury Bill, 8.774%, 11/02/2022[2]	UAH	50,000	434	0.01
Ukraine Treasury Bill, 8.815%, 01/11/2023[2]	UAH	14,000	122	—
			16,509	0.29
Uruguay (Cost $70,469)
Uruguay (Rep of), 8.500%, 03/15/2028	UYU	200,000	4,372	0.08
Uruguay (Rep of), 4.375%, 12/15/2028	UYU	113,754	6,991	0.12
Uruguay (Rep of), 8.250%, 05/21/2031	UYU	456,361	9,501	0.17

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2022 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Uruguay (continued)
Uruguay (Rep of), 3.875%, 07/02/2040	UYU	1,721,000	$48,285	0.86
			69,149	1.23
Total Debt Securities (Cost $5,736,523)			4,679,478	83.16
Total Investments in Securities (Cost $5,736,523)			4,679,478	83.16
Total Investments (Total Cost $5,736,523)			4,679,478	83.16
Other Assets Less Liabilities			947,420	16.84
Net Assets			$5,626,898	100.00

[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Zero coupon bond – interest rate reflects effective yield on the date of purchase.
[3]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.
[4]	Security is a Level 3 investment.
Percentages shown are based on net assets.
At July 31, 2022, the Ashmore Emerging Markets Local Currency Bond Fund had outstanding forward foreign currency exchange contracts as follows:
Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
08/02/2022	Banco Santander	Brazilian Real	510,000	United States Dollar	96,664	$1,904
08/02/2022	HSBC Bank	Brazilian Real	157,920	United States Dollar	30,000	521
08/02/2022	Merrill Lynch	Brazilian Real	2,635,819	United States Dollar	490,111	19,314
08/10/2022	Standard Chartered	United States Dollar	31,000	Chinese Offshore Yuan	208,608	96
08/10/2022	State Street	United States Dollar	13,000	Chinese Offshore Yuan	86,518	183
08/10/2022	Barclays	United States Dollar	45,407	Indonesian Rupiah	664,799,709	587
08/31/2022	HSBC Bank	South African Rand	399,494	United States Dollar	23,350	598
08/31/2022	HSBC Bank	Thai Baht	1,214,000	United States Dollar	32,934	121
08/31/2022	HSBC Bank	United States Dollar	41,524	Czech Koruna	967,634	1,514
08/31/2022	Merrill Lynch	United States Dollar	17,000	Czech Koruna	403,126	331
08/31/2022	BNP Paribas	United States Dollar	17,000	Hungarian Forint	6,450,274	821
08/31/2022	Merrill Lynch	United States Dollar	8,090	Hungarian Forint	3,077,857	370
08/31/2022	BNP Paribas	United States Dollar	29,000	Polish Zloty	129,624	1,210
08/31/2022	Standard Chartered	United States Dollar	7,300	Polish Zloty	32,900	246
08/31/2022	Deutsche Bank	United States Dollar	14,000	Romanian Leu	66,454	291
08/31/2022	HSBC Bank	United States Dollar	2,046	Romanian Leu	9,650	55
08/31/2022	Barclays	United States Dollar	14,075	South African Rand	216,438	1,101
08/31/2022	Merrill Lynch	United States Dollar	33,000	South African Rand	532,930	1,053
08/31/2022	Deutsche Bank	United States Dollar	3,773	Thai Baht	128,958	262
09/09/2022	Deutsche Bank	United States Dollar	39,975	Indonesian Rupiah	585,000,000	561

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2022 (Unaudited)
Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
09/14/2022	JP Morgan	Turkish Lira	472,790	United States Dollar	23,512	$1,402
09/14/2022	JP Morgan	United States Dollar	26,447	Turkish Lira	472,790	1,533
09/21/2022	Citibank	Thai Baht	800,000	United States Dollar	21,795	19
09/30/2022	JP Morgan	Thai Baht	415,000	United States Dollar	11,309	14
09/30/2022	Barclays	United States Dollar	6,955	Indian Rupee	548,508	81
10/28/2022	JP Morgan	Chilean Peso	111,311,866	United States Dollar	117,978	3,597
10/28/2022	Credit Suisse	Colombian Peso	113,729,090	United States Dollar	26,050	43
10/28/2022	Barclays	Mexican Peso	3,613,941	United States Dollar	172,714	1,557
10/28/2022	Barclays	United States Dollar	58,910	Peruvian Nuevo Sol	230,844	686
10/31/2022	Standard Chartered	Malaysian Ringgit	1,335,017	United States Dollar	300,225	322
10/31/2022	Standard Chartered	Philippine Peso	398,637	United States Dollar	7,007	151
10/31/2022	ANZ Banking	Thai Baht	1,463,000	United States Dollar	39,995	9
11/09/2022	Barclays	United States Dollar	44,870	Indonesian Rupiah	667,626,533	47
Subtotal Appreciation						40,600
08/02/2022	Banco Santander	United States Dollar	11,700	Brazilian Real	63,216	(518)
08/02/2022	Deutsche Bank	United States Dollar	90,000	Brazilian Real	482,184	(3,192)
08/02/2022	Standard Chartered	United States Dollar	526,973	Brazilian Real	2,758,340	(6,132)
08/10/2022	BNP Paribas	Chinese Offshore Yuan	200,554	United States Dollar	29,848	(137)
08/10/2022	HSBC Bank	Chinese Offshore Yuan	119,550	United States Dollar	17,898	(187)
08/10/2022	JP Morgan	Chinese Offshore Yuan	2,681,214	United States Dollar	400,169	(2,959)
08/10/2022	Merrill Lynch	Chinese Offshore Yuan	80,383	United States Dollar	12,000	(92)
08/10/2022	Barclays	Indonesian Rupiah	664,799,698	United States Dollar	44,870	(51)
08/10/2022	Deutsche Bank	United States Dollar	123,802	Chinese Offshore Yuan	838,040	(350)
08/25/2022	HSBC Bank	Egyptian Pound	212,585	United States Dollar	11,118	(138)
08/29/2022	HSBC Bank	Egyptian Pound	279,256	United States Dollar	14,575	(205)
08/31/2022	HSBC Bank	Czech Koruna	3,670,148	United States Dollar	153,949	(2,194)
08/31/2022	Standard Chartered	Czech Koruna	220,350	United States Dollar	9,283	(172)
08/31/2022	BNP Paribas	Hungarian Forint	7,298,685	United States Dollar	19,023	(717)
08/31/2022	Standard Chartered	Hungarian Forint	3,804,443	United States Dollar	10,006	(464)
08/31/2022	BNP Paribas	Polish Zloty	569,054	United States Dollar	126,048	(4,046)
08/31/2022	Morgan Stanley	Polish Zloty	86,483	United States Dollar	19,349	(808)
08/31/2022	Deutsche Bank	Romanian Leu	29,509	United States Dollar	6,211	(123)
08/31/2022	JP Morgan	Romanian Leu	423,390	United States Dollar	89,390	(2,050)
08/31/2022	Barclays	South African Rand	80,000	United States Dollar	5,019	(223)
08/31/2022	BNP Paribas	South African Rand	483,444	United States Dollar	29,968	(988)
08/31/2022	HSBC Bank	South African Rand	1,383,593	United States Dollar	86,623	(3,682)
08/31/2022	BNP Paribas	Thai Baht	475,000	United States Dollar	13,875	(942)
08/31/2022	Deutsche Bank	Thai Baht	1,101,294	United States Dollar	32,287	(2,301)
08/31/2022	JP Morgan	Thai Baht	633,000	United States Dollar	18,570	(1,335)
08/31/2022	Merrill Lynch	Thai Baht	906,000	United States Dollar	26,474	(1,806)
08/31/2022	Union Bank Of Switzerland	Thai Baht	396,913	United States Dollar	10,985	(178)
08/31/2022	BNP Paribas	United States Dollar	16,800	Czech Koruna	409,781	(144)

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2022 (Unaudited)
Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
08/31/2022	Merrill Lynch	United States Dollar	45,000	Czech Koruna	1,106,640	$(758)
08/31/2022	JP Morgan	United States Dollar	24,650	Hungarian Forint	10,049,682	(557)
08/31/2022	Morgan Stanley	United States Dollar	10,000	Hungarian Forint	4,108,900	(306)
08/31/2022	HSBC Bank	United States Dollar	115,376	Polish Zloty	547,998	(2,111)
09/02/2022	Banco Santander	United States Dollar	44,300	Brazilian Real	232,161	(117)
09/02/2022	Merrill Lynch	United States Dollar	485,642	Brazilian Real	2,635,819	(18,648)
09/15/2022	HSBC Bank	Egyptian Pound	153,835	United States Dollar	7,845	(6)
09/21/2022	Citibank	Thai Baht	2,160,000	United States Dollar	63,385	(4,488)
09/21/2022	Union Bank Of Switzerland	Thai Baht	3,225,036	United States Dollar	93,994	(6,056)
09/30/2022	HSBC Bank	Indian Rupee	9,655,022	United States Dollar	122,443	(1,444)
09/30/2022	HSBC Bank	Thai Baht	836,000	United States Dollar	23,597	(787)
09/30/2022	Merrill Lynch	Thai Baht	1,147,756	United States Dollar	32,480	(1,165)
10/12/2022	JP Morgan	United States Dollar	51,781	Indonesian Rupiah	774,741,113	(318)
10/24/2022	HSBC Bank	Egyptian Pound	277,571	United States Dollar	13,858	(18)
10/27/2022	HSBC Bank	Egyptian Pound	494,142	United States Dollar	24,769	(171)
10/28/2022	Credit Suisse	United States Dollar	15,726	Colombian Peso	70,666,919	(486)
10/31/2022	Deutsche Bank	United States Dollar	124,882	Indonesian Rupiah	1,889,839,620	(2,055)
Subtotal Depreciation						(75,625)
Total						$(35,025)
At July 31, 2022, the Ashmore Emerging Markets Local Currency Bond Fund had the following over the counter contracts outstanding:
Pay Rate Index/ Pay Rate	Receive Rate/ Receive Rate Index	Notional Amount		Expiration Date	Fair Value	Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)	Counterparty
MYR-KLIBOR-BNM 3 Month (Pay Quarterly)	3.070% (Receive Quarterly)	MYR	453,000	3/7/2027	$(1,593)	$—	$(1,593)	HSBC Bank
MYR-KLIBOR-BNM 3 Month (Pay Quarterly)	3.070% (Receive Quarterly)	MYR	147,000	3/7/2027	(528)	(1228)	700	HSBC Bank
							$(893)
At July 31, 2022, the Ashmore Emerging Markets Local Currency Bond Fund had the following centrally cleared swap contracts outstanding:
Pay Rate Index/ Pay Rate	Receive Rate/ Receive Rate Index	Notional Amount		Expiration Date	Fair Value/ Unrealized Appreciation (Depreciation)**	Variation Margin Receivable (Payable)	Counterparty
CFETS China Fixing Repo Rates 7 Day (Pay Quarterly)	2.010% (Receive Quarterly)	CNY	900,000	9/16/2025	$(1,025)	$90	BNP Paribas
CFETS China Fixing Repo Rates 7 Day (Pay Quarterly)	2.828% (Receive Quarterly)	CNY	281,000	6/16/2026	778	30	Merrill Lynch

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2022 (Unaudited)
Pay Rate Index/ Pay Rate	Receive Rate/ Receive Rate Index	Notional Amount		Expiration Date	Fair Value/ Unrealized Appreciation (Depreciation)**	Variation Margin Receivable (Payable)	Counterparty
CFETS China Fixing Repo Rates 7 Day (Pay Quarterly)	2.437% (Receive Quarterly)	CNY	1,050,000	3/16/2027	$323	$118	HSBC Bank
MXN-TIIE-BANXICO 28 Day Rate (Pay Lunar)	6.563% (Receive Lunar)	MXN	8,800,000	12/31/2024	(20,112)	1,853	Merrill Lynch
					$(20,036)	$2,091
**Includes cumulative appreciation/depreciation on centrally cleared swap agreements.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2022 (Unaudited)
U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.
Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.
Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.
The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Local Currency Bond Fund’s investments and other financial instruments, which are carried at fair value, as of July 31, 2022:
	Level 1	Level 2	Level 3	Total
Investments
Assets:
Debt Securities
Corporate Bonds	$—	$87,104	$—	$87,104
Government Agencies	—	33,643	—	33,643
Government Bonds	—	4,434,036	35,946	4,469,982
Index Linked Government Bonds	—	87,646	—	87,646
Short Term Bills and Notes	—	—	1,103	1,103
Total Debt Securities	—	4,642,429	37,049	4,679,478
Total Investments	$—	$4,642,429	$37,049	$4,679,478

Other Financial Instruments
Assets:
Forward Foreign Currency Exchange Contracts	$—	$40,600	$—	$40,600
Centrally Cleared Swap Contracts†	—	1,101	—	1,101
Liabilities:
Forward Foreign Currency Exchange Contracts	—	(75,625)	—	(75,625)
Centrally Cleared Swap Contracts†	—	(21,137)	—	(21,137)
Over The Counter Swap Contracts	—	(893)	—	(893)
Total Other Financial Instruments	$—	$(55,954)	$—	$(55,954)
†Includes cumulative appreciation/depreciation on centrally cleared swap agreements.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2022 (Unaudited)
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used for the Fund during the period ended July 31, 2022:
Category and Subcategory	Beginning Balance at 10/31/2021	Accrued Discounts (Premiums)	Purchases	Sales	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 07/31/2022	Change in Unrealized Appreciation (Depreciation) from Investments still held 07/31/2022
Investments, at value
Government Bonds
Russian Federation	$—	$—	$—	$—	$—	$—	$20,540	$—	$20,540	$(316,854)
Ukraine	—	116	22,383	—	—	(17,104)	10,011	—	15,406	(54,013)
Short Term Bills And Notes
Ukraine	—	42	3,460	—	—	(2,399)	—	—	1,103	(2,400)
Total	$—	$158	$25,843	$—	$—	$(19,503)	$30,551	$—	$37,049	$(373,267)
The following table on “Quantitative information about Level 3 Fair Value measurements” provides information on the valuation techniques and inputs used to value Level 3 securities at July 31, 2022:
Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at 07/31/2022	Valuation Technique	Unobservable Input
Government Bonds	$20,540	Last observable vendor price	Last observable vendor price
Treasury Notes	15,406	Fair Value	Inputs to Model
Short Term Bills and Notes	1,103	Fair Value	Inputs to Model
Total	$37,049

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS
As of July 31, 2022 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Debt Securities
Argentina (Cost $2,129,384)
YPF S.A., (Step to 9.000% on 01/01/2023), 4.000%, 02/12/2026[2]		2,107,077	$1,664,591	1.26
YPF S.A., (Step to 9.000% on 01/01/2023), 2.500%, 06/30/2029[2]		464,200	257,493	0.20
			1,922,084	1.46
Brazil (Cost $19,552,550)
Banco do Brasil S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 4.398%), 6.250%, 04/15/2024[3]		1,108,000	989,444	0.75
Braskem America Finance Co., 7.125%, 07/22/2041		255,000	252,011	0.19
Braskem Netherlands Finance B.V., 4.500%, 01/10/2028		735,000	693,656	0.53
Braskem Netherlands Finance B.V., 4.500%, 01/31/2030		340,000	310,250	0.23
Braskem Netherlands Finance B.V., 5.875%, 01/31/2050		585,000	509,020	0.39
Braskem Netherlands Finance B.V., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 8.220%), 8.500%, 01/23/2081[3]		350,000	363,265	0.27
BRF S.A., 5.750%, 09/21/2050		715,000	534,837	0.40
CSN Inova Ventures, 6.750%, 01/28/2028		1,410,000	1,313,062	1.00
Globo Comunicacao e Participacoes S.A., 5.500%, 01/14/2032		600,000	483,000	0.37
Gol Finance S.A., 7.000%, 01/31/2025		325,000	173,875	0.13
Gol Finance S.A., 8.000%, 06/30/2026		990,000	654,270	0.50
InterCement Financial Operations B.V., 5.750%, 07/17/2024		1,805,000	1,353,750	1.03
JBS U.S.A. LUX S.A./JBS U.S.A. Finance, Inc., 6.750%, 02/15/2028		300,000	311,174	0.24
Klabin Austria GmbH, 7.000%, 04/03/2049		555,000	535,985	0.41
MC Brazil Downstream Trading S.A.R.L., 7.250%, 06/30/2031		2,350,000	1,882,373	1.43
Movida Europe S.A., 5.250%, 02/08/2031		375,000	315,949	0.24
Oi S.A., 10.000%, 07/27/2025[4]		4,623,000	2,189,992	1.66
Simpar Europe S.A., 5.200%, 01/26/2031		370,000	310,800	0.24
St Marys Cement, Inc., 5.750%, 01/28/2027		245,000	241,688	0.18
Suzano Austria GmbH, 6.000%, 01/15/2029		470,000	480,810	0.36
Suzano Austria GmbH, 7.000%, 03/16/2047		415,000	428,375	0.32
Unigel Luxembourg S.A., 8.750%, 10/01/2026		675,000	682,304	0.52
Vale Overseas Ltd., 8.250%, 01/17/2034		500,000	587,500	0.44
			15,597,390	11.83
Chile (Cost $8,008,747)
AES Andes S.A., (Variable, USD Swap 5Y + 4.644%), 7.125%, 03/26/2079[3]		1,555,000	1,415,050	1.07
BPCE S.A., 3.150%, 03/06/2030		245,000	212,513	0.16
Celulosa Arauco y Constitucion S.A., 4.200%, 01/29/2030		555,000	509,768	0.39
Cencosud S.A., 4.375%, 07/17/2027		335,000	322,471	0.24
Empresa de los Ferrocarriles del Estado, 3.830%, 09/14/2061[5]		300,000	212,647	0.16
Falabella S.A., 3.375%, 01/15/2032		480,000	402,480	0.31
GNL Quintero S.A., 4.634%, 07/31/2029		604,444	590,295	0.45
Guacolda Energia S.A., 4.560%, 04/30/2025		2,102,000	718,716	0.54

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2022 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Chile (continued)
Inversiones CMPC S.A., 3.850%, 01/13/2030		400,000	$360,000	0.27
VTR Comunicaciones S.p.A., 5.125%, 01/15/2028		500,000	364,569	0.28
VTR Comunicaciones S.p.A., 4.375%, 04/15/2029		314,000	205,520	0.16
VTR Finance N.V., 6.375%, 07/15/2028		1,000,000	603,343	0.46
			5,917,372	4.49
China (Cost $41,690,711)
Central China Real Estate Ltd., 7.250%, 04/24/2023		465,000	191,388	0.15
Central China Real Estate Ltd., 7.250%, 08/13/2024		1,475,000	427,750	0.32
CFLD Cayman Investment Ltd., 8.625%, 02/28/2021[6,7]		600,000	39,019	0.03
CFLD Cayman Investment Ltd., 8.600%, 04/08/2024		4,880,000	317,200	0.24
China Evergrande Group, 8.250%, 03/23/2022[6,7]		860,000	72,319	0.06
China Evergrande Group, 10.000%, 04/11/2023		1,035,000	85,599	0.07
China Evergrande Group, 7.500%, 06/28/2023		4,600,000	382,499	0.29
China Evergrande Group, 8.750%, 06/28/2025		1,165,000	99,608	0.08
China SCE Group Holdings Ltd., 7.250%, 04/19/2023		420,000	140,910	0.11
ENN Energy Holdings Ltd., 4.625%, 05/17/2027[5]		300,000	305,742	0.23
Fantasia Holdings Group Co. Ltd., 15.000%, 12/18/2021[6,7]		830,000	67,425	0.05
Fantasia Holdings Group Co. Ltd., 7.950%, 07/05/2022[7]		3,360,000	263,129	0.20
Fantasia Holdings Group Co. Ltd., 12.250%, 10/18/2022		1,840,000	146,058	0.11
Fantasia Holdings Group Co. Ltd., 10.875%, 01/09/2023		925,000	73,430	0.06
Fantasia Holdings Group Co. Ltd., 11.875%, 06/01/2023		770,000	60,556	0.05
Huarong Finance 2017 Co. Ltd., (Floating, ICE LIBOR USD 3M + 1.150%), 2.552%, 11/07/2022		200,000	196,511	0.15
Huarong Finance 2017 Co. Ltd., (Floating, ICE LIBOR USD 3M + 1.325%), 3.618%, 07/03/2023		295,000	281,725	0.21
Huarong Finance 2019 Co. Ltd., (Floating, ICE LIBOR USD 3M + 1.125%), 2.631%, 02/24/2023		265,000	256,387	0.19
Huarong Finance II Co. Ltd., 5.500%, 01/16/2025		265,000	240,512	0.18
Kaisa Group Holdings Ltd., 8.500%, 06/30/2022[7]		1,577,000	157,620	0.12
Kaisa Group Holdings Ltd., 11.500%, 01/30/2023		1,850,000	189,625	0.14
Kaisa Group Holdings Ltd., 10.875%, 07/23/2023		690,000	68,612	0.05
Kaisa Group Holdings Ltd., 9.375%, 06/30/2024[6]		1,350,000	132,226	0.10
Kaisa Group Holdings Ltd., 11.250%, 04/16/2025		1,180,000	115,617	0.09
Kaisa Group Holdings Ltd., 11.700%, 11/11/2025[6]		625,000	59,375	0.05
KWG Group Holdings Ltd., 6.000%, 09/15/2022		400,000	98,100	0.07
Leader Goal International Ltd., (Variable, 6.919% - U.S. Treasury Yield Curve Rate CMT 5Y), 4.250%, 01/19/2023[3]		270,000	269,669	0.21
Prime Bloom Holdings Ltd., 6.950%, 07/05/2022[7]		960,000	162,720	0.12
Redco Properties Group Ltd., 9.900%, 02/17/2024		980,000	161,945	0.12
Redsun Properties Group Ltd., 7.300%, 01/13/2025		980,000	98,686	0.08
Scenery Journey Ltd., 11.500%, 10/24/2022		1,050,000	49,919	0.04
Scenery Journey Ltd., 12.000%, 10/24/2023		2,380,000	113,050	0.09
Sunac China Holdings Ltd., 7.250%, 06/14/2022[7]		1,675,000	199,874	0.15
Sunac China Holdings Ltd., 7.500%, 02/01/2024		1,015,000	114,188	0.09

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2022 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
China (continued)
Sunac China Holdings Ltd., 6.500%, 01/10/2025		725,000	$81,563	0.06
Tunghsu Venus Holdings Ltd., 7.000%, 06/12/2020[6,7]		2,785,000	753,342	0.57
Xiaomi Best Time International Ltd., 0.000%, 12/17/2027[8]		800,000	660,000	0.50
Yuzhou Group Holdings Co. Ltd., 7.813%, 01/21/2023		3,200,550	228,039	0.17
Yuzhou Group Holdings Co. Ltd., 6.350%, 01/13/2027		810,000	56,885	0.04
Zhenro Properties Group Ltd., 8.700%, 08/03/2022		1,360,000	92,338	0.07
Zhenro Properties Group Ltd., 6.500%, 09/01/2022		2,095,000	121,510	0.09
Zhenro Properties Group Ltd., 9.150%, 05/06/2023[6]		700,000	42,583	0.03
Zhenro Properties Group Ltd., 7.875%, 04/14/2024[6]		2,315,000	150,041	0.11
			7,825,294	5.94
Colombia (Cost $10,895,532)
Canacol Energy Ltd., 5.750%, 11/24/2028		900,000	741,480	0.56
Ecopetrol S.A., 6.875%, 04/29/2030		1,250,000	1,191,912	0.90
Ecopetrol S.A., 5.875%, 05/28/2045		660,000	499,990	0.38
Ecopetrol S.A., 5.875%, 11/02/2051		920,000	673,900	0.51
Empresas Publicas de Medellin ESP, 4.375%, 02/15/2031		365,000	289,146	0.22
Frontera Energy Corp., 7.875%, 06/21/2028		2,350,000	1,909,983	1.45
Geopark Ltd., 5.500%, 01/17/2027		985,000	846,242	0.64
Grupo Aval Ltd., 4.375%, 02/04/2030		615,000	485,850	0.37
Millicom International Cellular S.A., 6.250%, 03/25/2029		549,000	521,996	0.40
Millicom International Cellular S.A., 4.500%, 04/27/2031		1,165,000	952,707	0.72
Oleoducto Central S.A., 4.000%, 07/14/2027		440,000	373,274	0.28
Promigas S.A. ESP/Gases del Pacifico SAC, 3.750%, 10/16/2029		200,000	166,700	0.13
SURA Asset Management S.A., 4.875%, 04/17/2024		215,000	215,538	0.16
Transportadora de Gas Internacional S.A. ESP, 5.550%, 11/01/2028		290,000	272,323	0.21
			9,141,041	6.93
Czech Republic (Cost $1,965,282)
New World Resources N.V., 8.000%, 04/07/2020[6,7,9]	EUR	1,685,299	—	—
New World Resources N.V., 0.000%, 10/07/2020[5,6,7,9,10]	EUR	101,612	—	—
New World Resources N.V., 4.000%, 10/07/2020[6,7,9]	EUR	700,590	—	—
			—	—
Ecuador (Cost $2,411,025)
International Airport Finance S.A., 12.000%, 03/15/2033		2,421,172	2,278,504	1.73
			2,278,504	1.73
Ghana (Cost $3,223,347)
Kosmos Energy Ltd., 7.750%, 05/01/2027		2,050,000	1,732,906	1.32
Tullow Oil PLC, 10.250%, 05/15/2026		1,184,000	1,108,520	0.84
			2,841,426	2.16
Guatemala (Cost $907,566)
Central American Bottling Corp./CBC Bottling Holdco S.L./Beliv Holdco S.L., 5.250%, 04/27/2029		375,000	354,705	0.27

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2022 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Guatemala (continued)
CT Trust, 5.125%, 02/03/2032		600,000	$536,292	0.41
			890,997	0.68
Hong Kong (Cost $883,718)
AIA Group Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.758%), 2.700%, 04/07/2026[3]		200,000	170,889	0.13
Airport Authority, (Variable, 4.697% - U.S. Treasury Yield Curve Rate CMT 5Y), 2.100%, 03/08/2026[3]		215,000	197,011	0.15
Phoenix Lead Ltd., 4.850%, 02/23/2023		475,000	416,456	0.31
			784,356	0.59
India (Cost $7,365,232)
Bharti Airtel Ltd., 3.250%, 06/03/2031		765,000	659,285	0.50
Greenko Power II Ltd., 4.300%, 12/13/2028		342,125	292,685	0.22
Greenko Solar Mauritius Ltd., 5.950%, 07/29/2026		323,000	294,738	0.22
India Green Energy Holdings, 5.375%, 04/29/2024		250,000	238,874	0.18
Indian Railway Finance Corp. Ltd., 3.570%, 01/21/2032		200,000	173,260	0.13
Network i2i Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.390%), 3.975%, 03/03/2026[3]		900,000	753,750	0.57
NTPC Ltd., 4.500%, 03/19/2028		210,000	209,020	0.16
Power Finance Corp. Ltd., 4.500%, 06/18/2029		840,000	790,839	0.60
Reliance Industries Ltd., 2.875%, 01/12/2032[5]		250,000	216,195	0.17
Vedanta Resources Finance II PLC, 8.000%, 04/23/2023		1,405,000	1,238,369	0.94
Vedanta Resources Finance II PLC, 8.950%, 03/11/2025		1,105,000	809,412	0.62
Vedanta Resources Ltd., 6.125%, 08/09/2024		1,000,000	634,364	0.48
			6,310,791	4.79
Indonesia (Cost $3,921,907)
Freeport Indonesia PT, 4.763%, 04/14/2027[5]		500,000	488,750	0.37
Freeport Indonesia PT, 6.200%, 04/14/2052[5]		400,000	353,559	0.27
Indonesia Asahan Aluminium Persero PT, 6.530%, 11/15/2028		280,000	288,921	0.22
Medco Bell Pte. Ltd., 6.375%, 01/30/2027		535,000	471,068	0.36
Minejesa Capital B.V., 4.625%, 08/10/2030		685,000	626,343	0.47
Minejesa Capital B.V., 5.625%, 08/10/2037		360,000	292,439	0.22
Sri Rejeki Isman Tbk PT, 7.250%, 01/16/2025		4,200,000	420,000	0.32
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak, 4.850%, 10/14/2038		250,000	213,875	0.16
			3,154,955	2.39
Iraq (Cost $1,915,967)
DNO A.S.A., 7.875%, 09/09/2026[5]		1,915,000	1,761,800	1.34
			1,761,800	1.34
Israel (Cost $10,230,597)
Altice Financing S.A., 5.750%, 08/15/2029		470,000	410,296	0.31
Bank Hapoalim B.M., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.155%), 3.255%, 01/21/2032[3,5]		840,000	722,595	0.55
Bank Leumi Le-Israel B.M., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.631%), 3.275%, 01/29/2031[3,5]		720,000	644,400	0.49

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2022 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Israel (continued)
Leviathan Bond Ltd., 6.125%, 06/30/2025[5]		470,000	$461,305	0.35
Leviathan Bond Ltd., 6.500%, 06/30/2027[5]		563,000	539,870	0.41
Leviathan Bond Ltd., 6.750%, 06/30/2030[5]		1,060,000	998,248	0.76
Mizrahi Tefahot Bank Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.250%), 3.077%, 04/07/2031[3,5]		700,000	617,750	0.47
Teva Pharmaceutical Finance Co. LLC, 6.150%, 02/01/2036		1,550,000	1,418,250	1.07
Teva Pharmaceutical Finance Netherlands II B.V., 4.375%, 05/09/2030	EUR	1,045,000	939,877	0.71
Teva Pharmaceutical Finance Netherlands III B.V., 6.750%, 03/01/2028		2,200,000	2,204,174	1.67
			8,956,765	6.79
Jamaica (Cost $1,202,837)
Digicel Group Holdings Ltd., 7.000%, 08/16/2022[4]		1,292,735	613,331	0.47
Digicel Ltd., 6.750%, 03/01/2023		825,000	530,045	0.40
			1,143,376	0.87
Jordan (Cost $196,204)
Hikma Finance U.S.A. LLC, 3.250%, 07/09/2025		200,000	189,140	0.14
			189,140	0.14
Kazakhstan (Cost $715,302)
Kazakhstan Temir Zholy Finance B.V., 6.950%, 07/10/2042		380,000	321,598	0.25
Tengizchevroil Finance Co. International Ltd., 4.000%, 08/15/2026		210,000	176,053	0.13
			497,651	0.38
Kuwait (Cost $1,520,722)
MEGlobal Canada ULC, 5.875%, 05/18/2030		380,000	400,720	0.30
NBK Tier 1 Financing 2 Ltd., (Variable, USD CMT 6Y + 2.832%), 4.500%, 08/27/2025[3]		465,000	434,124	0.33
NBK Tier 1 Ltd., (Variable, USD CMT 6Y + 2.875%), 3.625%, 08/24/2026[3]		600,000	537,180	0.41
			1,372,024	1.04
Malaysia (Cost $298,518)
Misc Capital Two Labuan Ltd., 3.750%, 04/06/2027		315,000	300,982	0.23
			300,982	0.23
Mexico (Cost $19,963,750)
Alfa S.A.B. de C.V., 6.875%, 03/25/2044		440,000	420,200	0.32
America Movil S.A.B. de C.V., 5.375%, 04/04/2032		475,000	450,219	0.34
Axtel S.A.B. de C.V., 6.375%, 11/14/2024		786,000	542,340	0.41
Banco Mercantil del Norte S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 5.353%), 7.625%, 01/10/2028[3]		685,000	643,414	0.49
Banco Mercantil del Norte S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 7.760%), 8.375%, 10/14/2030[3]		415,000	394,358	0.30
Banco Mercantil del Norte S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 5.034%), 6.625%, 01/24/2032[3]		700,000	567,000	0.43

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2022 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Mexico (continued)
BBVA Bancomer S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.650%), 5.125%, 01/18/2033[3]		1,135,000	$981,775	0.75
Braskem Idesa S.A.P.I., 7.450%, 11/15/2029		1,280,000	1,164,800	0.88
Braskem Idesa S.A.P.I., 6.990%, 02/20/2032		750,000	646,650	0.49
Cemex S.A.B. de C.V., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.534%), 5.125%, 06/08/2026[3]		1,100,000	918,500	0.70
CIBANCO S.A. Institucion de Banca Multiple Trust CIB/3332, 4.375%, 07/22/2031		1,220,000	838,140	0.64
Cometa Energia S.A. de C.V., 6.375%, 04/24/2035		678,900	649,232	0.49
Comision Federal de Electricidad, 3.348%, 02/09/2031		280,000	222,250	0.17
Comision Federal de Electricidad, 6.264%, 02/15/2052		750,000	635,336	0.48
Corp. Inmobiliaria Vesta S.A.B. de C.V., 3.625%, 05/13/2031		200,000	158,000	0.12
Electricidad Firme de Mexico Holdings S.A. de C.V., 4.900%, 11/20/2026		600,000	471,757	0.36
Grupo Axo S.A.P.I. de C.V., 5.750%, 06/08/2026		595,000	450,824	0.34
Metalsa S.A.P.I de C.V., 3.750%, 05/04/2031		500,000	358,950	0.27
Mexico Generadora de Energia S. de r.l., 5.500%, 12/06/2032		612,152	572,521	0.44
Nemak S.A.B. de C.V., 3.625%, 06/28/2031		400,000	312,000	0.24
Orbia Advance Corp. S.A.B. de C.V., 4.000%, 10/04/2027		265,000	255,725	0.19
Petroleos Mexicanos, 6.700%, 02/16/2032		440,000	352,440	0.27
Petroleos Mexicanos, 6.750%, 09/21/2047		1,375,000	938,960	0.71
Petroleos Mexicanos, 7.690%, 01/23/2050		1,900,000	1,384,625	1.05
Petroleos Mexicanos, 6.950%, 01/28/2060		1,360,000	914,911	0.69
Trust Fibra Uno, 4.869%, 01/15/2030		825,000	715,688	0.54
Trust Fibra Uno, 6.390%, 01/15/2050		823,000	641,496	0.49
			16,602,111	12.60
Mongolia (Cost $1,021,939)
Mongolian Mining Corp., 1.632%, 10/01/2022		1,962,756	616,305	0.47
			616,305	0.47
Morocco (Cost $779,830)
OCP S.A., 5.125%, 06/23/2051		800,000	561,930	0.43
			561,930	0.43
Nigeria (Cost $1,075,860)
IHS Netherlands Holdco B.V., 8.000%, 09/18/2027		1,100,000	977,614	0.74
			977,614	0.74
Oman (Cost $1,338,573)
Oryx Funding Ltd., 5.800%, 02/03/2031		550,000	512,875	0.39
Oztel Holdings SPC Ltd., 5.625%, 10/24/2023		535,000	534,447	0.40
Oztel Holdings SPC Ltd., 6.625%, 04/24/2028		260,000	264,732	0.20
			1,312,054	0.99
Panama (Cost $1,531,936)
AES Panama Generation Holdings SRL, 4.375%, 05/31/2030		575,000	471,500	0.36

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2022 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Panama (continued)
C&W Senior Financing DAC, 6.875%, 09/15/2027		930,000	$828,872	0.63
			1,300,372	0.99
Peru (Cost $4,207,429)
Banco de Credito del Peru S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.000%), 3.125%, 07/01/2030[3]		255,000	232,367	0.18
Banco de Credito del Peru S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.450%), 3.250%, 09/30/2031[3]		340,000	295,375	0.22
Hunt Oil Co. of Peru LLC Sucursal Del Peru, 6.375%, 06/01/2028		549,600	505,632	0.38
Intercorp Peru Ltd., 3.875%, 08/15/2029		420,000	342,159	0.26
Kallpa Generacion S.A., 4.125%, 08/16/2027		310,000	283,650	0.22
Minsur S.A., 4.500%, 10/28/2031		815,000	687,632	0.52
Peru LNG S.R.L., 5.375%, 03/22/2030		1,210,000	1,010,302	0.77
Petroleos del Peru S.A., 5.625%, 06/19/2047		590,000	415,213	0.31
			3,772,330	2.86
Poland (Cost $1,182,295)
GTC Aurora Luxembourg S.A., 2.250%, 06/23/2026	EUR	1,085,000	849,649	0.64
			849,649	0.64
Qatar (Cost $556,980)
Nakilat, Inc., 6.067%, 12/31/2033		128,811	136,025	0.10
QIB Sukuk Ltd., (Floating, ICE LIBOR USD 3M + 1.350%), 2.721%, 02/07/2025		400,000	400,080	0.31
			536,105	0.41
Romania (Cost $752,344)
NE Property B.V., 1.875%, 10/09/2026	EUR	285,000	250,732	0.19
NE Property B.V., 2.000%, 01/20/2030	EUR	580,000	457,429	0.35
			708,161	0.54
Russian Federation (Cost $1,481,647)
Sovcombank Via SovCom Capital DAC, 7.600%, 02/17/2027[11]		1,605,000	2	—
			2	—
Saudi Arabia (Cost $3,909,777)
Acwa Power Management And Investments One Ltd., 5.950%, 12/15/2039		568,860	563,447	0.43
Arabian Centres Sukuk II Ltd., 5.625%, 10/07/2026		1,000,000	897,000	0.68
Dar Al-Arkan Sukuk Co. Ltd., 6.750%, 02/15/2025		600,000	582,415	0.44
EIG Pearl Holdings S.a.r.l., 3.545%, 08/31/2036		620,000	540,992	0.41
EIG Pearl Holdings S.a.r.l., 4.387%, 11/30/2046		320,000	258,672	0.20
SA Global Sukuk Ltd., 2.694%, 06/17/2031		240,000	218,731	0.16
Saudi Arabian Oil Co., 4.250%, 04/16/2039		200,000	193,000	0.15
Saudi Electricity Global Sukuk Co. 3, 5.500%, 04/08/2044		300,000	307,045	0.23
			3,561,302	2.70

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2022 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Singapore (Cost $3,250,852)
DBS Group Holdings Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.915%), 3.300%, 02/27/2025[3]		370,000	$344,078	0.26
GLP Pte. Ltd., 3.875%, 06/04/2025		770,000	727,281	0.55
Puma International Financing S.A., 5.000%, 01/24/2026		2,005,000	1,711,869	1.30
United Overseas Bank Ltd., (Variable, USD Swap 5Y + 1.794%), 3.875%, 10/19/2023[3]		255,000	251,813	0.19
			3,035,041	2.30
South Africa (Cost $6,201,177)
Absa Group Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.411%), 6.375%, 05/27/2026[3]		600,000	544,500	0.41
AngloGold Ashanti Holdings PLC, 3.375%, 11/01/2028		270,000	234,744	0.18
AngloGold Ashanti Holdings PLC, 3.750%, 10/01/2030		345,000	295,615	0.23
Gold Fields Orogen Holdings BVI Ltd., 6.125%, 05/15/2029		210,000	213,814	0.16
Liquid Telecommunications Financing PLC, 5.500%, 09/04/2026		800,000	693,312	0.53
MTN Mauritius Investments Ltd., 6.500%, 10/13/2026		975,000	964,205	0.73
Prosus N.V., 3.680%, 01/21/2030		300,000	253,220	0.19
Prosus N.V., 3.061%, 07/13/2031		610,000	476,541	0.36
Sasol Financing U.S.A. LLC, 4.375%, 09/18/2026		300,000	271,890	0.21
Sasol Financing U.S.A. LLC, 6.500%, 09/27/2028		1,015,000	966,787	0.73
Sasol Financing U.S.A. LLC, 5.500%, 03/18/2031		645,000	525,997	0.40
			5,440,625	4.13
South Korea (Cost $1,189,716)
Kyobo Life Insurance Co. Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.887%), 5.900%, 06/15/2027[3,5]		425,000	425,531	0.32
Shinhan Bank Co. Ltd., 4.375%, 04/13/2032[5]		200,000	197,099	0.15
Shinhan Financial Group Co. Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.051%), 5.875%, 08/13/2023[3]		235,000	233,049	0.18
Shinhan Financial Group Co. Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.500%), 3.340%, 02/05/2030[3]		315,000	303,966	0.23
			1,159,645	0.88
Tanzania (Cost $1,253,660)
HTA Group Ltd., 7.000%, 12/18/2025		715,000	631,802	0.48
HTA Group Ltd., 2.875%, 03/18/2027		600,000	496,200	0.38
			1,128,002	0.86
Thailand (Cost $1,308,205)
Bangkok Bank PCL, 9.025%, 03/15/2029		430,000	521,921	0.40
GC Treasury Center Co. Ltd., 2.980%, 03/18/2031		585,000	492,330	0.37
GC Treasury Center Co. Ltd., 4.400%, 03/30/2032		200,000	185,951	0.14
			1,200,202	0.91
Turkey (Cost $3,972,906)
Akbank T.A.S., (Variable, USD Swap 5Y + 4.029%), 6.797%, 04/27/2028[3]		519,000	448,540	0.34
Turk Telekomunikasyon A.S., 6.875%, 02/28/2025		315,000	270,900	0.21

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2022 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Turkey (continued)
Turkcell Iletisim Hizmetleri A.S., 5.800%, 04/11/2028		340,000	$258,468	0.20
Turkiye Garanti Bankasi A.S., (Variable, USD ICE Swap Rate 5Y + 4.220%), 7.177%, 05/24/2027[3]		900,000	744,975	0.56
Turkiye Is Bankasi A.S., (Variable, USD Swap 5Y + 5.117%), 7.000%, 06/29/2028[3]		340,000	299,502	0.23
Yapi ve Kredi Bankasi A.S., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 7.415%), 7.875%, 01/22/2031[3]		275,000	238,920	0.18
Zorlu Yenilenebilir Enerji A.S., 9.000%, 06/01/2026		1,480,000	1,017,589	0.77
			3,278,894	2.49
United Arab Emirates (Cost $3,273,001)
DP World Ltd., 6.850%, 07/02/2037		760,000	832,717	0.63
DP World Salaam, (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.750%), 6.000%, 10/01/2025[3]		830,000	830,000	0.63
First Abu Dhabi Bank PJSC, (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.138%), 4.500%, 04/05/2026[3]		500,000	482,500	0.37
Galaxy Pipeline Assets Bidco Ltd., 2.940%, 09/30/2040		962,958	808,895	0.61
			2,954,112	2.24
Venezuela (Cost $8,318,882)
Petroleos de Venezuela S.A., 8.500%, 10/27/2020[6,7]		7,112,500	1,120,219	0.85
Petroleos de Venezuela S.A., 9.750%, 05/17/2035[6]		6,744,093	269,763	0.20
			1,389,982	1.05
Vietnam (Cost $760,528)
Mong Duong Finance Holdings B.V., 5.125%, 05/07/2029		885,000	724,594	0.55
			724,594	0.55
Zambia (Cost $2,208,282)
First Quantum Minerals Ltd., 6.875%, 03/01/2026		1,500,000	1,447,300	1.10
First Quantum Minerals Ltd., 6.875%, 10/15/2027		700,000	666,750	0.50
			2,114,050	1.60
Total Debt Securities (Cost $188,574,717)			124,109,030	94.16
Bank Loans
Czech Republic (Cost $362,933)
New World Resources N.V., 8.500%, 10/07/2016[7,9]	EUR	793,863	—	—
			—	—
Total Bank Loans (Cost $362,933)			—	—

	Currency[1]	Shares	Value	% of Net Assets
Equity Securities
Czech Republic (Cost $1,093,254)
New World Resources PLC, Class A*,9	GBP	36,580,138	$—	—
			—	—

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2022 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Niger (Cost $877,496)
Savannah Energy PLC*	GBP	2,258,852	$934,799	0.71
			934,799	0.71
Total Equity Securities (Cost $1,970,750)			934,799	0.71
Total Investments (Total Cost $190,908,400)			125,043,829	94.87
Other Assets Less Liabilities			6,762,482	5.13
Net Assets			$131,806,311	100.00

*	Non-income producing security.
[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Step coupon bond. Rate as of July 31, 2022 is disclosed.
[3]	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
[4]	Security is a payment-in-kind bond, and unless otherwise noted in the description of the security, pays its entire coupon on an in-kind basis.
[5]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.
[6]	Issuer has defaulted on terms of debt obligation.
[7]	Maturity has been extended under the terms of a plan of reorganization.
[8]	Zero coupon bond.
[9]	Security has been deemed worthless and is a Level 3 investment.
[10]	Restricted security that has been deemed illiquid. At July 31, 2022 the value of these restricted illiquid securities amount to $0 or 0.00% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION DATE	ACQUISITION COST
New World Resources N.V., 0.0000%, 10/07/2020	10/7/14	$—

[11]	Security is a Level 3 investment.
Percentages shown are based on net assets.
At July 31, 2022, the Ashmore Emerging Markets Corporate Income Fund had outstanding forward foreign currency exchange contracts as follows:
Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
08/31/2022	Morgan Stanley	United States Dollar	981,028	British Pound	800,000	$6,082
Subtotal Appreciation						6,082
08/17/2022	HSBC Bank	United States Dollar	2,491,512	Euro	2,477,479	(43,661)
Subtotal Depreciation						(43,661)
Total						$(37,579)

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2022 (Unaudited)
U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.
Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.
Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.
The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Corporate Income Fund’s investments and other financial instruments, which are carried at fair value, as of July 31, 2022:
	Level 1	Level 2	Level 3	Total
Investments
Assets:
Debt Securities
Corporate Bonds	$—	$102,923,916	$2	$102,923,918
Corporate Convertible Bonds	—	6,271,992	—	6,271,992
Financial Certificates	—	3,235,271	—	3,235,271
Government Agencies	—	11,677,849	—	11,677,849
Total Debt Securities	—	124,109,028	2	124,109,030
Bank Loans
Equity Securities
Common Stock
Niger	—	934,799	—	934,799
Total Common Stock	—	934,799	—	934,799
Total Investments	$—	$125,043,827	$2	$125,043,829

Other Financial Instruments
Assets:
Forward Foreign Currency Exchange Contracts	$—	$6,082	$—	$6,082
Liabilities:
Forward Foreign Currency Exchange Contracts	—	(43,661)	—	(43,661)
Total Other Financial Instruments	$—	$(37,579)	$—	$(37,579)

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2022 (Unaudited)
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used for the Fund during the period ended July 31, 2022:
Category and Subcategory	Beginning Balance at 10/31/2021	Accrued Discounts (Premiums)	Purchases	Sales	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 07/31/2022	Change in Unrealized Appreciation (Depreciation) from Investments still held 07/31/2022
Investments, at value
Bank Loans
Brazil	$1,800,000	$—	$—	$(1,818,800)	$(281,200)	$300,000	$—	$—	$—	$—
Ghana	2,121,750	—	—	(2,131,859)	(11,323)	21,432	—	—	—	—
Common Stock
Niger	598,176	—	—	—	—	(598,176)	—	—	—	—
Corporate Bonds
Russian Federation	—	—	—	—	—	—	2	—	2	(1,481,646)
Total	$4,519,926	$—	$—	$(3,950,659)	$(292,523)	$(276,744)	$2	$—	$2	$(1,481,646)
The following table on “Quantitative information about Level 3 Fair Value measurements” provides information on the valuation techniques and inputs used to value Level 3 securities at July 31, 2022:
Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at 07/31/2022	Valuation Technique	Unobservable Input
Bank Loans	$—	Zero Priced Asset	Inputs to Model
Common Stock	—	Zero Priced Asset	Inputs to Model
Corporate Bonds	2	Zero Priced Asset	Inputs to Model
Total	$2

ASHMORE EMERGING MARKETS SHORT DURATION FUND
SCHEDULE OF INVESTMENTS
As of July 31, 2022 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Debt Securities
Argentina (Cost $1,636,624)
YPF S.A., (Step to 9.000% on 01/01/2023), 4.000%, 02/12/2026[2]		1,950,000	$1,540,500	2.59
			1,540,500	2.59
Brazil (Cost $14,585,934)
Azul Investments LLP, 5.875%, 10/26/2024		2,630,000	1,837,429	3.08
Banco do Brasil S.A., 4.625%, 01/15/2025		600,000	591,300	0.99
Gol Finance S.A., 7.000%, 01/31/2025		3,480,000	1,861,800	3.13
InterCement Financial Operations B.V., 5.750%, 07/17/2024		4,350,000	3,262,500	5.48
Oi S.A., 10.000%, 07/27/2025[3]		5,400,000	2,558,070	4.30
			10,111,099	16.98
China (Cost $51,768,888)
Central China Real Estate Ltd., 6.875%, 08/08/2022		875,000	834,029	1.40
Central China Real Estate Ltd., 7.250%, 04/24/2023		875,000	360,139	0.61
CFLD Cayman Investment Ltd., 8.625%, 02/28/2021[4,5]		600,000	39,019	0.07
CFLD Cayman Investment Ltd., 9.000%, 07/31/2021[4,5]		780,000	50,700	0.09
CFLD Cayman Investment Ltd., 8.600%, 04/08/2024		1,035,000	67,275	0.11
CFLD Cayman Investment Ltd., 8.050%, 01/13/2025		2,975,000	195,664	0.33
China Evergrande Group, 8.250%, 03/23/2022[4,5]		5,051,000	424,751	0.71
China Evergrande Group, 10.000%, 04/11/2023		5,150,000	425,930	0.72
Country Garden Holdings Co. Ltd., 4.750%, 01/17/2023		400,000	317,000	0.53
Country Garden Holdings Co. Ltd., 8.000%, 01/27/2024		400,000	188,000	0.32
Fantasia Holdings Group Co. Ltd., 12.250%, 10/18/2022		4,000,000	317,517	0.53
Fantasia Holdings Group Co. Ltd., 10.875%, 01/09/2023		4,160,000	330,238	0.55
Fantasia Holdings Group Co. Ltd., 11.875%, 06/01/2023		1,510,000	118,752	0.20
Kaisa Group Holdings Ltd., 11.500%, 01/30/2023		4,875,000	499,687	0.84
Kaisa Group Holdings Ltd., 10.875%, 07/23/2023		3,930,000	390,791	0.66
Kaisa Group Holdings Ltd., 11.250%, 04/16/2025		4,280,000	419,356	0.70
Prime Bloom Holdings Ltd., 6.950%, 07/05/2022[5]		6,470,000	1,096,665	1.84
Scenery Journey Ltd., 11.500%, 10/24/2022		1,890,000	89,854	0.15
Sunac China Holdings Ltd., 7.250%, 06/14/2022[5]		690,000	82,336	0.14
Sunac China Holdings Ltd., 7.950%, 08/08/2022		730,000	80,649	0.14
Tunghsu Venus Holdings Ltd., 7.000%, 06/12/2020[4,5]		2,640,000	714,120	1.20
Yuzhou Group Holdings Co. Ltd., 7.813%, 01/21/2023		670,000	47,738	0.08
Yuzhou Group Holdings Co. Ltd., 6.000%, 10/25/2023[4]		4,940,000	346,848	0.58
Zhenro Properties Group Ltd., 8.000%, 03/06/2023		4,920,000	287,066	0.48
Zhenro Properties Group Ltd., 9.150%, 05/06/2023[4]		813,000	49,457	0.08
Zhenro Properties Group Ltd., 8.300%, 09/15/2023[4]		1,017,000	65,978	0.11
Zhenro Properties Group Ltd., 7.875%, 04/14/2024[4]		575,000	37,267	0.06
			7,876,826	13.23
Colombia (Cost $1,348,883)
Ecopetrol S.A., 4.125%, 01/16/2025		1,350,000	1,299,296	2.18
			1,299,296	2.18

ASHMORE EMERGING MARKETS SHORT DURATION FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2022 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Ghana (Cost $1,813,943)
Tullow Oil PLC, 10.250%, 05/15/2026		1,755,000	$1,643,119	2.76
			1,643,119	2.76
India (Cost $2,169,063)
Bharti Airtel Ltd., 4.375%, 06/10/2025		750,000	747,383	1.26
Greenko Solar Mauritius Ltd., 5.950%, 07/29/2026		700,000	638,750	1.07
Vedanta Resources Finance II PLC, 8.000%, 04/23/2023		760,000	669,865	1.12
			2,055,998	3.45
Jamaica (Cost $3,262,417)
Digicel Group Holdings Ltd., 7.000%, 08/16/2022[3]		119,222	56,564	0.09
Digicel International Finance Ltd./Digicel International Holdings Ltd., 8.750%, 05/25/2024		3,200,000	2,988,000	5.02
			3,044,564	5.11
Jordan (Cost $1,006,335)
Hikma Finance U.S.A. LLC, 3.250%, 07/09/2025		1,000,000	945,700	1.59
			945,700	1.59
Lebanon (Cost $13,433,289)
Lebanon (Rep of), 6.375%, 03/09/2020[4,5]		1,527,000	95,743	0.16
Lebanon (Rep of), 5.800%, 04/14/2020[4,5]		7,070,000	443,289	0.74
Lebanon (Rep of), 6.150%, 06/19/2020[4,5]		6,506,000	407,926	0.69
			946,958	1.59
Mexico (Cost $10,879,061)
Alfa S.A.B. de C.V., 5.250%, 03/25/2024		1,080,000	1,077,300	1.81
Axtel S.A.B. de C.V., 6.375%, 11/14/2024		700,000	483,000	0.81
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santander, 5.375%, 04/17/2025		1,000,000	1,020,000	1.71
Grupo Axo S.A.P.I. de C.V., 5.750%, 06/08/2026		1,025,000	776,630	1.30
Petroleos Mexicanos, 6.875%, 10/16/2025		6,543,000	6,410,060	10.77
			9,766,990	16.40
Morocco (Cost $1,146,820)
OCP S.A., 4.500%, 10/22/2025		1,100,000	1,078,550	1.81
			1,078,550	1.81
Oman (Cost $1,128,904)
Oztel Holdings SPC Ltd., 5.625%, 10/24/2023		1,100,000	1,098,862	1.84
			1,098,862	1.84
Saudi Arabia (Cost $981,782)
Arabian Centres Sukuk Ltd., 5.375%, 11/26/2024		1,000,000	935,460	1.57
			935,460	1.57
South Africa (Cost $1,778,346)
Liquid Telecommunications Financing PLC, 5.500%, 09/04/2026		700,000	606,648	1.02

ASHMORE EMERGING MARKETS SHORT DURATION FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2022 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
South Africa (continued)
Sasol Financing U.S.A. LLC, 5.875%, 03/27/2024		1,100,000	$1,100,220	1.85
			1,706,868	2.87
United States (Cost $2,816,260)
U.S. Treasury Bill, 2.360%, 12/29/2022[6]		2,845,000	2,813,126	4.72
			2,813,126	4.72
Venezuela (Cost $16,453,221)
Petroleos de Venezuela S.A., 8.500%, 10/27/2020[4,5]		18,697,500	2,944,856	4.95
			2,944,856	4.95
Zambia (Cost $1,196,276)
First Quantum Minerals Ltd., 6.875%, 03/01/2026		1,275,000	1,230,205	2.07
			1,230,205	2.07
Total Debt Securities (Cost $127,406,046)			51,038,977	85.71
Total Investments (Total Cost $127,406,046)			51,038,977	85.71
Other Assets Less Liabilities			8,508,432	14.29
Net Assets			$59,547,409	100.00

[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Step coupon bond. Rate as of July 31, 2022 is disclosed.
[3]	Security is a payment-in-kind bond, and unless otherwise noted in the description of the security, pays its entire coupon on an in-kind basis.
[4]	Issuer has defaulted on terms of debt obligation.
[5]	Maturity has been extended under the terms of a plan of reorganization.
[6]	Zero coupon bond – interest rate reflects effective yield on the date of purchase.
Percentages shown are based on net assets.
At July 31, 2022, the Ashmore Emerging Markets Short Duration Fund had outstanding forward foreign currency exchange contracts as follows:
Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
08/17/2022	HSBC Bank	United States Dollar	78,235	Euro	77,794	$(1,371)
Subtotal Depreciation						(1,371)
Total						$(1,371)

ASHMORE EMERGING MARKETS SHORT DURATION FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2022 (Unaudited)
U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.
Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.
Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.
The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Short Duration Fund’s investments and other financial instruments, which are carried at fair value, as of July 31, 2022:
	Level 1	Level 2	Level 3	Total
Investments
Assets:
Debt Securities
Corporate Bonds	$—	$37,093,577	$—	$37,093,577
Financial Certificates	—	935,460	—	935,460
Government Agencies	—	9,249,856	—	9,249,856
Government Bonds	—	946,958	—	946,958
Short Term Bills and Notes	—	2,813,126	—	2,813,126
Total Debt Securities	—	51,038,977	—	51,038,977
Total Investments	$—	$51,038,977	$—	$51,038,977

Other Financial Instruments
Liabilities:
Forward Foreign Currency Exchange Contracts	$—	$(1,371)	$—	$(1,371)
Total Other Financial Instruments	$—	$(1,371)	$—	$(1,371)

ASHMORE EMERGING MARKETS ACTIVE EQUITY FUND
SCHEDULE OF INVESTMENTS
As of July 31, 2022 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Common Stocks
Brazil (Cost $4,357,390)
Banco do Brasil S.A.	BRL	197,500	$1,373,007	1.41
Hypera S.A.*	BRL	292,600	2,408,503	2.46
Lojas Renner S.A.*	BRL	215,700	1,054,300	1.08
MercadoLibre, Inc.*		672	546,813	0.56
			5,382,623	5.51
China (Cost $36,024,221)
Alibaba Group Holding Ltd.*	HKD	334,800	3,782,610	3.87
Alibaba Group Holding Ltd. ADR*		4,790	428,082	0.44
ANTA Sports Products Ltd.	HKD	181,800	2,014,590	2.06
Baidu, Inc. ADR*		21,880	2,988,152	3.06
China International Capital Corp. Ltd., Class H2	HKD	1,179,600	2,175,850	2.23
China Vanke Co. Ltd., Class H	HKD	869,900	1,661,418	1.70
JD.com, Inc., Class A	HKD	80,223	2,388,817	2.44
Meituan, Class B*,2	HKD	184,700	4,183,449	4.28
NARI Technology Co. Ltd., Class A	CNH	540,480	2,341,933	2.40
NetEase, Inc.	HKD	85,800	1,594,220	1.63
Shenzhen Inovance Technology Co. Ltd., Class A	CNH	207,797	2,038,164	2.09
Sungrow Power Supply Co. Ltd., Class A	CNH	39,799	730,760	0.75
Tencent Holdings Ltd.	HKD	100,000	3,933,777	4.03
XPeng, Inc. ADR*		31,055	758,674	0.78
XPeng, Inc., Class A*	HKD	77,500	943,123	0.96
			31,963,619	32.72
Colombia (Cost $503,830)
Ecopetrol S.A. ADR		51,945	557,889	0.57
			557,889	0.57
Hong Kong (Cost $3,011,348)
AIA Group Ltd.	HKD	287,400	2,900,673	2.97
			2,900,673	2.97
India (Cost $12,325,442)
Axis Bank Ltd.	INR	131,233	1,204,101	1.23
HDFC Bank Ltd. ADR		37,961	2,383,951	2.44
ICICI Bank Ltd. ADR		13,156	273,382	0.28
Infosys Ltd. ADR		217,799	4,244,902	4.35
Reliance Industries Ltd.*	INR	112,456	3,573,415	3.66
			11,679,751	11.96
Indonesia (Cost $495,230)
Bank Central Asia Tbk PT	IDR	988,500	492,322	0.50
			492,322	0.50
Mexico (Cost $1,502,281)
America Movil S.A.B. de C.V. ADR, Class L		26,572	503,008	0.52

ASHMORE EMERGING MARKETS ACTIVE EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2022 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Mexico (continued)
Wal-Mart de Mexico S.A.B. de C.V.	MXN	281,450	$1,019,463	1.04
			1,522,471	1.56
Peru (Cost $503,657)
Credicorp Ltd.		3,866	500,260	0.51
			500,260	0.51
Russian Federation (Cost $2,514,310)
Gazprom PJSC*,3	RUB	84,440	—	—
LUKOIL PJSC[3]	RUB	12,180	—	—
Moscow Exchange MICEX-RTS PJSC*,4	RUB	528,670	1	—
			1	—
Saudi Arabia (Cost $2,234,546)
Al Rajhi Bank*	SAR	16,751	402,208	0.41
Saudi National Bank (The)	SAR	95,039	1,787,455	1.83
			2,189,663	2.24
South Africa (Cost $4,827,833)
Absa Group Ltd.	ZAR	148,571	1,520,733	1.56
AngloGold Ashanti Ltd.	ZAR	50,380	743,589	0.76
Clicks Group Ltd.	ZAR	58,974	994,672	1.02
FirstRand Ltd.	ZAR	278,186	1,099,000	1.12
			4,357,994	4.46
South Korea (Cost $10,552,074)
Korea Shipbuilding & Offshore Engineering Co. Ltd.*	KRW	24,302	1,590,815	1.63
LG H&H Co. Ltd.	KRW	3,679	2,213,225	2.26
Samsung Electronics Co. Ltd.	KRW	62,006	2,940,572	3.01
SK Telecom Co. Ltd.	KRW	57,860	2,392,737	2.45
			9,137,349	9.35
Taiwan (Cost $16,099,949)
Chunghwa Telecom Co. Ltd.	TWD	366,000	1,480,201	1.52
Delta Electronics, Inc.	TWD	58,000	501,442	0.51
E.Sun Financial Holding Co. Ltd.	TWD	1,302,219	1,198,459	1.23
Hon Hai Precision Industry Co. Ltd.	TWD	599,000	2,184,491	2.24
MediaTek, Inc.	TWD	43,000	988,798	1.01
Sea Ltd. ADR*		13,578	1,036,273	1.06
Taiwan Semiconductor Manufacturing Co. Ltd.	TWD	233,021	3,990,595	4.08
Taiwan Semiconductor Manufacturing Co. Ltd. ADR		44,416	3,929,928	4.02
			15,310,187	15.67
United Arab Emirates (Cost $1,192,525)
Dubai Islamic Bank PJSC	AED	715,722	1,147,190	1.18
			1,147,190	1.18

ASHMORE EMERGING MARKETS ACTIVE EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2022 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Zambia (Cost $1,079,253)
First Quantum Minerals Ltd.	CAD	52,600	$961,181	0.98
			961,181	0.98
Total Common Stocks (Cost $97,223,889)			88,103,173	90.18
Preferred Stocks
Brazil (Cost $814,495)
Banco Bradesco S.A. ADR, 1.049%[5]		229,210	760,977	0.78
			760,977	0.78
Total Preferred Stocks (Cost $814,495)			760,977	0.78
Total Investments (Total Cost $98,038,384)			88,864,150	90.96
Other Assets Less Liabilities			8,832,754	9.04
Net Assets			$97,696,904	100.00

*	Non-income producing security.
[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.
[3]	Security has been deemed worthless and is a Level 3 investment.
[4]	Security is a Level 3 investment.
[5]	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
Percentages shown are based on net assets.
At July 31, 2022, the industry sectors for the Ashmore Emerging Markets Active Equity Fund were:
Sector	Percentage of Net Assets
Communication Services	14.3%
Consumer Discretionary	16.5
Consumer Staples	4.3
Energy	4.2
Financials	19.7
Health Care	2.5
Industrials	6.9
Information Technology	19.2
Materials	1.7
Real Estate	1.7
Total Investments	91.0
Other Assets Less Liabilities	9.0
Net Assets	100.0%

ASHMORE EMERGING MARKETS ACTIVE EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2022 (Unaudited)
U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.
Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.
Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.
The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Active Equity Fund’s investments and other financial instruments, which are carried at fair value, as of July 31, 2022:
	Level 1	Level 2	Level 3	Total
Investments
Assets:
Common Stocks
Brazil	$5,382,623	$—	$—	$5,382,623
China	4,174,908	27,788,711	—	31,963,619
Colombia	557,889	—	—	557,889
Hong Kong	—	2,900,673	—	2,900,673
India	6,902,235	4,777,516	—	11,679,751
Indonesia	—	492,322	—	492,322
Mexico	1,522,471	—	—	1,522,471
Peru	500,260	—	—	500,260
Russian Federation	—	—	1	1
Saudi Arabia	—	2,189,663	—	2,189,663
South Africa	—	4,357,994	—	4,357,994
South Korea	—	9,137,349	—	9,137,349
Taiwan	4,966,201	10,343,986	—	15,310,187
United Arab Emirates	—	1,147,190	—	1,147,190
Zambia	961,181	—	—	961,181
Total Common Stocks	24,967,768	63,135,404	1	88,103,173
Preferred Stocks
Brazil	760,977	—	—	760,977
Total Investments	$25,728,745	$63,135,404	$1	$88,864,150

ASHMORE EMERGING MARKETS ACTIVE EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2022 (Unaudited)
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used for the Fund during the period ended July 31, 2022:
Category and Subcategory	Beginning Balance at 10/31/2021	Accrued Discounts (Premiums)	Purchases	Sales	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 07/31/2022	Change in Unrealized Appreciation (Depreciation) from Investments still held 07/31/2022
Investments, at value
Common Stock
Russian Federation	$—	$—	$2,969,278	$(1,303,062)	$(228,097)	$(1,438,118)	$—	$—	$1	$(2,514,309)
Total	$—	$—	$2,969,278	$(1,303,062)	$(228,097)	$(1,438,118)	$—	$—	$1	$(2,514,309)
The following table on “Quantitative information about Level 3 Fair Value measurements” provides information on the valuation techniques and inputs used to value Level 3 securities at July 31, 2022:
Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at 07/31/2022	Valuation Technique	Unobservable Input
Common Stock	$1	Zero Priced Asset	Inputs to Model

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
As of July 31, 2022 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Common Stocks
Brazil (Cost $936,711)
Arezzo Industria e Comercio S.A.	BRL	8,400	$128,498	1.74
Sinqia S.A.*	BRL	51,000	170,719	2.31
TOTVS S.A.*	BRL	32,900	167,676	2.27
Vasta Platform Ltd.*		38,100	193,929	2.62
Zenvia, Inc., Class A*		16,400	36,900	0.50
			697,722	9.44
China (Cost $1,630,816)
Baozun, Inc. ADR*		9,557	83,146	1.13
CIMC Enric Holdings Ltd.	HKD	72,000	67,243	0.91
Fu Shou Yuan International Group Ltd.	HKD	249,000	170,104	2.30
Hefei Meiya Optoelectronic Technology, Inc., Class A	CNH	33,904	109,471	1.48
JNBY Design Ltd.	HKD	192,000	179,117	2.42
Noah Holdings Ltd. ADR*		8,600	149,640	2.02
Xiabuxiabu Catering Management China Holdings Co. Ltd.*,2	HKD	254,500	109,090	1.48
			867,811	11.74
India (Cost $1,250,314)
Granules India Ltd.	INR	64,209	242,377	3.28
Indian Energy Exchange Ltd.[2]	INR	53,520	108,190	1.46
JB Chemicals & Pharmaceuticals Ltd.	INR	3,555	79,468	1.08
Prince Pipes & Fittings Ltd.	INR	20,423	156,582	2.12
PVR Ltd.*	INR	6,336	171,765	2.32
Quess Corp. Ltd.[2]	INR	47,103	352,237	4.76
Radico Khaitan Ltd.	INR	9,875	118,078	1.60
			1,228,697	16.62
Indonesia (Cost $156,908)
Ace Hardware Indonesia Tbk PT	IDR	1,723,000	82,349	1.11
			82,349	1.11
Kazakhstan (Cost $118,720)
NAC Kazatomprom JSC GDR (Registered)		3,949	118,361	1.60
			118,361	1.60
Kuwait (Cost $178,197)
Humansoft Holding Co. K.S.C.	KWD	16,049	173,349	2.35
			173,349	2.35
Malaysia (Cost $410,912)
My EG Services Bhd.	MYR	2,272,424	396,528	5.36
			396,528	5.36
Mexico (Cost $423,644)
Genomma Lab Internacional S.A.B. de C.V., Class B	MXN	223,800	208,041	2.82
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. ADR		4,600	223,468	3.02
			431,509	5.84

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2022 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Peru (Cost $262,486)
Alicorp S.A.A.	PEN	134,161	$181,812	2.46
			181,812	2.46
Poland (Cost $139,088)
Dino Polska S.A.*,2	PLN	2,164	169,531	2.29
			169,531	2.29
Russian Federation (Cost $586,207)
Detsky Mir PJSC[2,3,4]	RUB	131,200	—	—
Fix Price Group Ltd. GDR[2,4,5]		24,412	2	—
Fix Price Group Ltd. GDR (Registered)[5]		16,317	2	—
			4	—
South Africa (Cost $188,784)
Karooooo Ltd.*		6,518	174,682	2.36
			174,682	2.36
South Korea (Cost $1,710,778)
Classys, Inc.	KRW	9,760	120,709	1.63
Dentium Co. Ltd.	KRW	5,628	371,736	5.03
Hana Materials, Inc.	KRW	4,301	134,584	1.82
Hansol Chemical Co. Ltd.	KRW	1,221	208,006	2.81
Hugel, Inc.*	KRW	1,929	199,988	2.71
KoMiCo Ltd.	KRW	5,942	236,040	3.19
Orion Corp.	KRW	1,888	146,644	1.98
Park Systems Corp.	KRW	1,514	116,449	1.58
SKC Co. Ltd.	KRW	813	85,565	1.16
			1,619,721	21.91
Taiwan (Cost $1,537,882)
Andes Technology Corp.	TWD	11,000	98,050	1.33
E Ink Holdings, Inc.	TWD	28,000	184,053	2.49
eCloudvalley Digital Technology Co. Ltd.	TWD	17,465	125,239	1.69
Parade Technologies Ltd.	TWD	2,000	75,808	1.03
Poya International Co. Ltd.	TWD	24,755	310,306	4.20
Sensortek Technology Corp.	TWD	12,000	111,354	1.51
Silergy Corp.	TWD	4,000	74,926	1.01
Sinbon Electronics Co. Ltd.	TWD	12,000	111,824	1.51
Sporton International, Inc.	TWD	18,900	130,357	1.76
			1,221,917	16.53
Total Common Stocks (Cost $9,531,447)			7,363,993	99.61
Total Investments (Total Cost $9,531,447)			7,363,993	99.61
Other Assets Less Liabilities			28,903	0.39
Net Assets			$7,392,896	100.00

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2022 (Unaudited)
*	Non-income producing security.
[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.
[3]	Security has been deemed worthless and is a Level 3 investment.
[4]	Restricted security that has been deemed illiquid. At July 31, 2022 the value of these restricted illiquid securities amount to $2 or 0.00% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION DATE	ACQUISITION COST
Detsky Mir PJSC	5/7/21-2/2/22	$258,305
Fix Price Group Ltd. GDR	3/5/21-12/17/21	235,528

[5]	Security is a Level 3 investment.
Percentages shown are based on net assets.
At July 31, 2022, the industry sectors for the Ashmore Emerging Markets Small-Cap Equity Fund were:
Sector	Percentage of Net Assets
Communication Services	2.3%
Consumer Discretionary	19.3
Consumer Staples	8.3
Energy	1.6
Financials	3.5
Health Care	16.5
Industrials	14.1
Information Technology	30.0
Materials	4.0
Total Investments	99.6
Other Assets Less Liabilities	0.4
Net Assets	100.0%

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2022 (Unaudited)
U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.
Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.
Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.
The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Small-Cap Equity Fund’s investments and other financial instruments, which are carried at fair value, as of July 31, 2022:
	Level 1	Level 2	Level 3	Total
Investments
Assets:
Common Stocks
Brazil	$697,722	$—	$—	$697,722
China	232,786	635,025	—	867,811
India	—	1,228,697	—	1,228,697
Indonesia	—	82,349	—	82,349
Kazakhstan	—	118,361	—	118,361
Kuwait	—	173,349	—	173,349
Malaysia	—	396,528	—	396,528
Mexico	431,509	—	—	431,509
Peru	—	181,812	—	181,812
Poland	—	169,531	—	169,531
Russian Federation	—	—	4	4
South Africa	174,682	—	—	174,682
South Korea	—	1,619,721	—	1,619,721
Taiwan	—	1,221,917	—	1,221,917
Total Common Stocks	1,536,699	5,827,290	4	7,363,993
Total Investments	$1,536,699	$5,827,290	$4	$7,363,993

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2022 (Unaudited)
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used for the Fund during the period ended July 31, 2022:
Category and Subcategory	Beginning Balance at 10/31/2021	Accrued Discounts (Premiums)	Purchases	Sales	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 07/31/2022	Change in Unrealized Appreciation (Depreciation) from Investments still held 07/31/2022
Investments, at value
Common Stock
Russian Federation	$—	$—	$93,602	$(1,271)	$42	$(92,372)	$3	$—	$4	$(547,869)
Total	$—	$—	$93,602	$(1,271)	$42	$(92,372)	$3	$—	$4	$(547,869)
The following table on “Quantitative information about Level 3 Fair Value measurements” provides information on the valuation techniques and inputs used to value Level 3 securities at July 31, 2022:
Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at 07/31/2022	Valuation Technique	Unobservable Input
Common Stock	$4	Zero Priced Asset	Inputs to Model

ASHMORE EMERGING MARKETS FRONTIER EQUITY FUND
SCHEDULE OF INVESTMENTS
As of July 31, 2022 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Common Stocks
Argentina (Cost $569,052)
Globant S.A.*		2,950	$587,758	0.78
			587,758	0.78
Bahrain (Cost $3,849,998)
Ahli United Bank BSC	KWD	4,426,398	4,452,399	5.92
			4,452,399	5.92
Brazil (Cost $762,472)
MercadoLibre, Inc.*		630	512,637	0.68
			512,637	0.68
Cambodia (Cost $651,489)
NagaCorp. Ltd.*	HKD	724,000	676,813	0.90
			676,813	0.90
Egypt (Cost $992,153)
Fertiglobe PLC	AED	1,003,945	1,311,339	1.74
			1,311,339	1.74
Georgia (Cost $400,697)
Bank of Georgia Group PLC	GBP	24,287	445,560	0.59
			445,560	0.59
Ghana (Cost $655,634)
Kosmos Energy Ltd.*		100,700	638,438	0.85
			638,438	0.85
Iceland (Cost $2,629,721)
Arion Banki HF2	ISK	784,943	1,024,262	1.37
Islandsbanki HF	ISK	1,021,073	963,750	1.28
Marel HF	ISK	167,256	760,346	1.01
			2,748,358	3.66
Kazakhstan (Cost $2,873,962)
Halyk Savings Bank of Kazakhstan JSC GDR (Registered)*		78,162	731,088	0.97
Kaspi.KZ JSC GDR (Registered)		33,879	1,782,379	2.37
			2,513,467	3.34
Kenya (Cost $1,885,494)
Equity Group Holdings PLC	KES	1,907,100	772,601	1.03
Safaricom PLC	KES	4,043,000	1,021,577	1.36
			1,794,178	2.39
Kuwait (Cost $3,599,496)
Humansoft Holding Co. K.S.C.	KWD	82,155	887,376	1.18
National Bank of Kuwait S.A.K.P.	KWD	921,401	3,211,226	4.27
			4,098,602	5.45

ASHMORE EMERGING MARKETS FRONTIER EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2022 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Mauritius (Cost $1,024,544)
MCB Group Ltd.	MUR	157,785	$980,348	1.30
			980,348	1.30
Morocco (Cost $3,569,567)
Attijariwafa Bank	MAD	33,620	1,403,526	1.87
Itissalat Al-Maghrib	MAD	59,909	693,708	0.92
Label Vie	MAD	2,194	963,846	1.28
			3,061,080	4.07
Pakistan (Cost $429,604)
Systems Ltd.	PKR	256,180	372,982	0.50
			372,982	0.50
Peru (Cost $1,343,178)
Credicorp Ltd.		11,082	1,434,011	1.91
			1,434,011	1.91
Philippines (Cost $5,316,906)
ACEN Corp.	PHP	284,640	43,320	0.06
Ayala Corp.	PHP	84,450	952,977	1.27
BDO Unibank, Inc.	PHP	667,030	1,448,897	1.92
Converge Information and Communications Technology Solutions, Inc.*	PHP	2,126,600	735,501	0.98
SM Prime Holdings, Inc.	PHP	984,000	655,231	0.87
Wilcon Depot, Inc.	PHP	1,406,600	705,431	0.94
			4,541,357	6.04
Qatar (Cost $7,175,540)
Commercial Bank PSQC (The)	QAR	935,295	1,882,274	2.50
Industries Qatar QSC	QAR	194,533	911,363	1.21
Qatar Electricity & Water Co. QSC	QAR	228,753	1,165,644	1.55
Qatar Islamic Bank S.A.Q.	QAR	248,858	1,763,894	2.35
Qatar National Bank QPSC	QAR	409,466	2,264,110	3.01
			7,987,285	10.62
Romania (Cost $1,750,773)
Banca Transilvania S.A.	RON	1,392,602	569,342	0.76
OMV Petrom S.A.	RON	10,153,817	1,116,070	1.48
			1,685,412	2.24
Saudi Arabia (Cost $1,295,932)
Al Hammadi Co. for Development and Investment	SAR	91,991	1,048,503	1.40
Saudi British Bank (The)	SAR	66,281	746,416	0.99
			1,794,919	2.39
Slovenia (Cost $481,079)
Nova Ljubljanska Banka dd GDR (Registered)	EUR	41,090	493,462	0.66
			493,462	0.66

ASHMORE EMERGING MARKETS FRONTIER EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2022 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Tanzania (Cost $1,328,552)
Helios Towers PLC*	GBP	643,163	$1,131,632	1.51
			1,131,632	1.51
United Arab Emirates (Cost $11,208,629)
Abu Dhabi Islamic Bank PJSC	AED	678,978	1,683,140	2.24
ADNOC Drilling Co. PJSC	AED	965,767	942,086	1.25
Dubai Electricity & Water Authority PJSC*	AED	2,441,163	1,689,418	2.25
Dubai Islamic Bank PJSC	AED	1,238,147	1,984,555	2.64
Emaar Properties PJSC	AED	1,066,323	1,601,052	2.13
Emirates Telecommunications Group Co. PJSC	AED	206,780	1,572,033	2.09
First Abu Dhabi Bank PJSC	AED	316,093	1,673,292	2.22
Network International Holdings PLC*,2	GBP	260,989	639,529	0.85
			11,785,105	15.67
Vietnam (Cost $13,085,251)
Bank for Foreign Trade of Vietnam JSC	VND	483,200	1,548,700	2.06
Digiworld Corp.	VND	467,964	1,179,901	1.57
FPT Corp.	VND	791,857	2,840,661	3.78
Hoa Phat Group JSC	VND	378,979	351,357	0.47
Military Commercial Joint Stock Bank*	VND	1,071,879	1,181,281	1.57
Mobile World Investment Corp.	VND	1,075,398	2,832,068	3.76
Saigon Beer Alcohol Beverage Corp.	VND	132,600	1,027,107	1.36
Vingroup JSC*	VND	432,349	1,186,686	1.58
Vinhomes JSC[2]	VND	370,711	953,120	1.27
			13,100,881	17.42
Zambia (Cost $646,077)
First Quantum Minerals Ltd.	CAD	23,300	425,770	0.57
			425,770	0.57
Total Common Stocks (Cost $67,525,800)			68,573,793	91.20
Investment Companies
Vietnam Enterprise Investments Ltd., Class C *	GBP	129,548	1,042,832	1.39
Total Investment Companies (Cost $1,278,691)			1,042,832	1.39
Total Investments (Total Cost $68,804,491)			69,616,625	92.59
Other Assets Less Liabilities			5,574,367	7.41
Net Assets			$75,190,992	100.00

*	Non-income producing security.
[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.
Percentages shown are based on net assets.

ASHMORE EMERGING MARKETS FRONTIER EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2022 (Unaudited)
At July 31, 2022, the industry sectors for the Ashmore Emerging Markets Frontier Equity Fund were:
Sector	Percentage of Net Assets
Communication Services	6.9%
Consumer Discretionary	7.5
Consumer Staples	2.6
Energy	3.6
Financials	47.2
Health Care	1.4
Industrials	3.5
Information Technology	7.5
Materials	2.8
Real Estate	5.8
Utilities	3.8
Total Investments	92.6
Other Assets Less Liabilities	7.4
Net Assets	100.0%

ASHMORE EMERGING MARKETS FRONTIER EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2022 (Unaudited)
U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.
Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.
Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.
The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Frontier Equity Fund’s investments and other financial instruments, which are carried at fair value, as of July 31, 2022:
	Level 1	Level 2	Level 3	Total
Investments
Assets:
Common Stocks
Argentina	$587,758	$—	$—	$587,758
Bahrain	—	4,452,399	—	4,452,399
Brazil	512,637	—	—	512,637
Cambodia	—	676,813	—	676,813
Egypt	—	1,311,339	—	1,311,339
Georgia	—	445,560	—	445,560
Ghana	638,438	—	—	638,438
Iceland	—	2,748,358	—	2,748,358
Kazakhstan	—	2,513,467	—	2,513,467
Kenya	—	1,794,178	—	1,794,178
Kuwait	—	4,098,602	—	4,098,602
Mauritius	—	980,348	—	980,348
Morocco	—	3,061,080	—	3,061,080
Pakistan	—	372,982	—	372,982
Peru	1,434,011	—	—	1,434,011
Philippines	—	4,541,357	—	4,541,357
Qatar	—	7,987,285	—	7,987,285
Romania	—	1,685,412	—	1,685,412
Saudi Arabia	—	1,794,919	—	1,794,919
Slovenia	—	493,462	—	493,462
Tanzania	—	1,131,632	—	1,131,632
United Arab Emirates	—	11,785,105	—	11,785,105
Vietnam	—	13,100,881	—	13,100,881
Zambia	425,770	—	—	425,770
Total Common Stocks	3,598,614	64,975,179	—	68,573,793
Investment Companies
Vietnam	—	1,042,832	—	1,042,832
Total Investments	$3,598,614	$66,018,011	$—	$69,616,625

ASHMORE EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS
As of July 31, 2022 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Common Stocks
Brazil (Cost $6,233,896)
Arezzo Industria e Comercio S.A.	BRL	96,300	$1,473,134	1.35
Hapvida Participacoes e Investimentos S/A*,2	BRL	979,682	1,166,356	1.07
MercadoLibre, Inc.*		1,030	838,121	0.76
TOTVS S.A.*	BRL	465,700	2,373,458	2.17
			5,851,069	5.35
China (Cost $40,070,602)
ANTA Sports Products Ltd.	HKD	111,000	1,230,030	1.12
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	CNH	240,570	1,444,494	1.32
China Mengniu Dairy Co. Ltd.*	HKD	387,000	1,802,676	1.65
China Merchants Bank Co. Ltd., Class H	HKD	338,500	1,838,705	1.68
CIMC Enric Holdings Ltd.	HKD	962,000	898,447	0.82
ENN Energy Holdings Ltd.	HKD	103,300	1,690,948	1.55
Hefei Meiya Optoelectronic Technology, Inc., Class A	CNH	472,134	1,524,450	1.39
JD.com, Inc. ADR		59,428	3,535,966	3.23
JD.com, Inc., Class A	HKD	3,623	107,883	0.10
Meituan, Class B*,2	HKD	143,000	3,238,945	2.96
NetEase, Inc. ADR		45,007	4,184,751	3.83
Noah Holdings Ltd. ADR*		64,100	1,115,340	1.02
Prosus N.V.*	EUR	38,960	2,559,028	2.34
Tencent Holdings Ltd.	HKD	122,900	4,834,612	4.42
Wuliangye Yibin Co. Ltd., Class A	CNH	44,900	1,189,503	1.09
WuXi AppTec Co. Ltd., Class H2	HKD	98,800	1,202,538	1.10
Yunnan Energy New Material Co. Ltd., Class A	CNH	31,421	998,478	0.91
			33,396,794	30.53
Hong Kong (Cost $2,864,067)
AIA Group Ltd.	HKD	284,200	2,868,376	2.62
			2,868,376	2.62
India (Cost $16,892,980)
Alkem Laboratories Ltd.	INR	26,487	1,078,774	0.99
Eicher Motors Ltd.	INR	38,793	1,517,648	1.39
Granules India Ltd.	INR	473,872	1,788,780	1.63
HDFC Bank Ltd. ADR		50,774	3,188,607	2.91
Hindalco Industries Ltd.	INR	219,333	1,154,021	1.05
ICICI Bank Ltd. ADR		167,731	3,485,450	3.19
Indian Energy Exchange Ltd.[2]	INR	305,156	616,870	0.56
Larsen & Toubro Ltd.	INR	42,943	982,451	0.90
Larsen & Toubro Ltd. GDR (Registered)		24,057	553,910	0.51
Reliance Industries Ltd. GDR*,2		16,017	1,012,274	0.93
Tata Consultancy Services Ltd.	INR	29,339	1,226,044	1.12
			16,604,829	15.18

ASHMORE EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2022 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Kazakhstan (Cost $3,066,439)
Kaspi.KZ JSC GDR (Registered)		27,087	$1,425,051	1.30
NAC Kazatomprom JSC GDR (Registered)		34,579	1,036,417	0.95
			2,461,468	2.25
Malaysia (Cost $1,692,657)
My EG Services Bhd.	MYR	8,623,454	1,504,755	1.38
			1,504,755	1.38
Mexico (Cost $6,460,987)
Fomento Economico Mexicano S.A.B. de C.V. ADR		47,360	2,935,373	2.68
Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	MXN	136,200	1,846,689	1.69
Grupo Financiero Banorte S.A.B. de C.V., Class O	MXN	191,600	1,090,171	1.00
			5,872,233	5.37
Philippines (Cost $1,160,082)
BDO Unibank, Inc.	PHP	459,540	998,195	0.91
			998,195	0.91
Poland (Cost $2,667,624)
Dino Polska S.A.*,2	PLN	37,942	2,972,431	2.72
			2,972,431	2.72
Qatar (Cost $1,133,734)
Qatar National Bank QPSC	QAR	177,331	980,538	0.90
			980,538	0.90
Russian Federation (Cost $6,693,747)
Fix Price Group Ltd. GDR[2,3,4]		297,371	30	—
Fix Price Group Ltd. GDR (Registered)[3]		124,253	12	—
HeadHunter Group PLC ADR[3]		7,572	1	—
LUKOIL PJSC	RUB	21,299	—	—
Yandex N.V., Class A*,3		24,800	2	—
			45	—
Saudi Arabia (Cost $2,254,920)
Saudi British Bank (The)	SAR	104,223	1,173,696	1.07
Saudi National Bank (The)	SAR	60,290	1,133,910	1.04
			2,307,606	2.11
South Korea (Cost $15,004,369)
Classys, Inc.	KRW	89,789	1,110,484	1.02
Dentium Co. Ltd.	KRW	22,428	1,481,396	1.35
Hansol Chemical Co. Ltd.	KRW	12,995	2,213,792	2.02
Hugel, Inc.*	KRW	14,767	1,530,961	1.40
KoMiCo Ltd.	KRW	25,009	993,458	0.91
LG Chem Ltd.	KRW	1,536	716,433	0.65
Orion Corp.	KRW	20,557	1,596,697	1.46
SK Hynix, Inc.	KRW	31,446	2,374,861	2.17

ASHMORE EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2022 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
South Korea (continued)
SKC Co. Ltd.	KRW	8,092	$851,649	0.78
			12,869,731	11.76
Taiwan (Cost $15,841,644)
E Ink Holdings, Inc.	TWD	194,000	1,275,222	1.17
Parade Technologies Ltd.	TWD	16,000	606,468	0.55
Sensortek Technology Corp.	TWD	69,000	640,283	0.59
Silergy Corp.	TWD	53,928	1,010,150	0.92
Sinbon Electronics Co. Ltd.	TWD	122,000	1,136,875	1.04
Taiwan Semiconductor Manufacturing Co. Ltd.	TWD	335,000	5,737,034	5.24
Taiwan Semiconductor Manufacturing Co. Ltd. ADR		46,713	4,133,166	3.78
			14,539,198	13.29
United Arab Emirates (Cost $1,183,465)
Emaar Properties PJSC	AED	716,208	1,075,365	0.98
			1,075,365	0.98
Total Common Stocks (Cost $123,221,213)			104,302,633	95.35
Preferred Stocks
Brazil (Cost $2,376,951)
Petroleo Brasileiro S.A. ADR, 16.784%[5]		193,621	2,542,244	2.32
			2,542,244	2.32
South Korea (Cost $1,700,347)
LG Chem Ltd., 4.141%[5]	KRW	6,108	1,372,954	1.26
			1,372,954	1.26
Total Preferred Stocks (Cost $4,077,298)			3,915,198	3.58
Total Investments (Total Cost $127,298,511)			108,217,831	98.93
Other Assets Less Liabilities			1,173,183	1.07
Net Assets			$109,391,014	100.00

*	Non-income producing security.
[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.
[3]	Security is a Level 3 investment.
[4]	Restricted security that has been deemed illiquid. At July 31, 2022 the value of these restricted illiquid securities amount to $30 or 0.00% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION DATE	ACQUISITION COST
Fix Price Group Ltd. GDR	3/10/21-4/20/21	$2,917,220

[5]	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
Percentages shown are based on net assets.

ASHMORE EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2022 (Unaudited)
At July 31, 2022, the industry sectors for the Ashmore Emerging Markets Equity Fund were:
Sector	Percentage of Net Assets
Communication Services	8.2%
Consumer Discretionary	13.3
Consumer Staples	9.6
Energy	4.2
Financials	18.2
Health Care	8.6
Industrials	5.3
Information Technology	21.0
Materials	8.0
Real Estate	1.0
Utilities	1.5
Total Investments	98.9
Other Assets Less Liabilities	1.1
Net Assets	100.0%

ASHMORE EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2022 (Unaudited)
U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.
Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.
Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.
The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Equity Fund’s investments and other financial instruments, which are carried at fair value, as of July 31, 2022:
	Level 1	Level 2	Level 3	Total
Investments
Assets:
Common Stocks
Brazil	$5,851,069	$—	$—	$5,851,069
China	8,836,057	24,560,737	—	33,396,794
Hong Kong	—	2,868,376	—	2,868,376
India	7,686,331	8,918,498	—	16,604,829
Kazakhstan	—	2,461,468	—	2,461,468
Malaysia	—	1,504,755	—	1,504,755
Mexico	5,872,233	—	—	5,872,233
Philippines	—	998,195	—	998,195
Poland	—	2,972,431	—	2,972,431
Qatar	—	980,538	—	980,538
Russian Federation	—	—	45	45
Saudi Arabia	—	2,307,606	—	2,307,606
South Korea	—	12,869,731	—	12,869,731
Taiwan	4,133,166	10,406,032	—	14,539,198
United Arab Emirates	—	1,075,365	—	1,075,365
Total Common Stocks	32,378,856	71,923,732	45	104,302,633
Preferred Stocks
Brazil	2,542,244	—	—	2,542,244
South Korea	—	1,372,954	—	1,372,954
Total Preferred Stocks	2,542,244	1,372,954	—	3,915,198
Total Investments	$34,921,100	$73,296,686	$45	$108,217,831

ASHMORE EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2022 (Unaudited)
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used for the Fund during the period ended July 31, 2022:
Category and Subcategory	Beginning Balance at 10/31/2021	Accrued Discounts (Premiums)	Purchases	Sales	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 07/31/2022	Change in Unrealized Appreciation (Depreciation) from Investments still held 07/31/2022
Investments, at value
Common Stock
Russian Federation	$—	$—	$—	$—	$—	$—	$45	$—	$45	$(7,671,665)
Total	$—	$—	$—	$—	$—	$—	$45	$—	$45	$(7,671,665)
The following table on “Quantitative information about Level 3 Fair Value measurements” provides information on the valuation techniques and inputs used to value Level 3 securities at July 31, 2022:
Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at 07/31/2022	Valuation Technique	Unobservable Input
Common Stock	$45	Zero Priced Asset	Inputs to Model

ASHMORE EMERGING MARKETS EQUITY ESG FUND
SCHEDULE OF INVESTMENTS
As of July 31, 2022 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Common Stocks
Brazil (Cost $987,139)
Arezzo Industria e Comercio S.A.	BRL	14,100	$215,693	2.11
Hapvida Participacoes e Investimentos S/A*,2	BRL	149,993	178,573	1.75
MercadoLibre, Inc.*		200	162,742	1.59
TOTVS S.A.*	BRL	45,500	231,893	2.27
			788,901	7.72
China (Cost $3,599,518)
ANTA Sports Products Ltd.	HKD	12,200	135,193	1.32
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	CNH	26,300	157,917	1.55
China Merchants Bank Co. Ltd., Class H	HKD	35,500	192,833	1.89
Hefei Meiya Optoelectronic Technology, Inc., Class A	CNH	61,620	198,962	1.95
JD.com, Inc. ADR		6,854	407,813	3.99
JD.com, Inc., Class A	HKD	461	13,727	0.13
NetEase, Inc. ADR		4,358	405,207	3.96
Prosus N.V.*	EUR	3,977	261,223	2.56
Tencent Holdings Ltd.	HKD	13,700	538,927	5.27
WuXi AppTec Co. Ltd., Class H2	HKD	22,780	277,265	2.71
Xiabuxiabu Catering Management China Holdings Co. Ltd.*,2	HKD	215,000	92,159	0.90
Yunnan Energy New Material Co. Ltd., Class A	CNH	4,600	146,176	1.43
			2,827,402	27.66
Hong Kong (Cost $415,994)
AIA Group Ltd.	HKD	41,600	419,861	4.11
			419,861	4.11
India (Cost $1,366,150)
Alkem Laboratories Ltd.	INR	3,754	152,894	1.49
Granules India Ltd.	INR	64,010	241,626	2.36
HDFC Bank Ltd. ADR		6,391	401,355	3.93
ICICI Bank Ltd. ADR		19,474	404,670	3.96
Quess Corp. Ltd.[2]	INR	19,112	142,920	1.40
Tata Consultancy Services Ltd.	INR	3,661	152,989	1.50
			1,496,454	14.64
Malaysia (Cost $241,809)
My EG Services Bhd.	MYR	1,518,480	264,968	2.59
			264,968	2.59
Mexico (Cost $539,070)
Fomento Economico Mexicano S.A.B. de C.V. ADR		5,703	353,472	3.46
Grupo Financiero Banorte S.A.B. de C.V., Class O	MXN	27,300	155,332	1.52
			508,804	4.98
Poland (Cost $349,946)
Dino Polska S.A.*,2	PLN	4,934	386,537	3.78
			386,537	3.78

ASHMORE EMERGING MARKETS EQUITY ESG FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2022 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Qatar (Cost $180,756)
Qatar National Bank QPSC	QAR	29,253	$161,752	1.58
			161,752	1.58
Russian Federation (Cost $686,783)
Fix Price Group Ltd. GDR[2,3,4]		56,671	6	—
HeadHunter Group PLC ADR[5]		1,035	—	—
Yandex N.V., Class A*,5		2,600	—	—
			6	—
Saudi Arabia (Cost $217,593)
Saudi National Bank (The)	SAR	10,924	205,454	2.01
			205,454	2.01
South Korea (Cost $1,124,281)
Dentium Co. Ltd.	KRW	6,164	407,140	3.98
Hansol Chemical Co. Ltd.	KRW	1,676	285,519	2.79
Hugel, Inc.*	KRW	1,907	197,707	1.94
LG Chem Ltd.	KRW	92	42,911	0.42
SK Hynix, Inc.	KRW	2,949	222,714	2.18
			1,155,991	11.31
Taiwan (Cost $1,371,941)
Andes Technology Corp.	TWD	13,000	115,877	1.13
E Ink Holdings, Inc.	TWD	34,000	223,492	2.19
Parade Technologies Ltd.	TWD	2,000	75,809	0.74
Silergy Corp.	TWD	8,000	149,852	1.47
Taiwan Semiconductor Manufacturing Co. Ltd.	TWD	27,000	462,388	4.52
Taiwan Semiconductor Manufacturing Co. Ltd. ADR		5,607	496,107	4.85
			1,523,525	14.90
Total Common Stocks (Cost $11,080,980)			9,739,655	95.28
Preferred Stocks
South Korea (Cost $285,791)
LG Chem Ltd., 4.141%[6]	KRW	916	205,898	2.01
			205,898	2.01
Total Preferred Stocks (Cost $285,791)			205,898	2.01
Total Investments (Total Cost $11,366,771)			9,945,553	97.29
Other Assets Less Liabilities			276,933	2.71
Net Assets			$10,222,486	100.00

*	Non-income producing security.
[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.

ASHMORE EMERGING MARKETS EQUITY ESG FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2022 (Unaudited)
[3]	Security is a Level 3 investment.
[4]	Restricted security that has been deemed illiquid. At July 31, 2022 the value of these restricted illiquid securities amount to $6 or 0.00% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION DATE	ACQUISITION COST
Fix Price Group Ltd. GDR	3/5/21-3/10/21	$556,805

[5]	Security has been deemed worthless and is a Level 3 investment.
[6]	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
Percentages shown are based on net assets.
At July 31, 2022, the industry sectors for the Ashmore Emerging Markets Equity ESG Fund were:
Sector	Percentage of Net Assets
Communication Services	9.2%
Consumer Discretionary	12.6
Consumer Staples	7.2
Financials	19.0
Health Care	14.2
Industrials	3.4
Information Technology	23.5
Materials	8.2
Total Investments	97.3
Other Assets Less Liabilities	2.7
Net Assets	100.0%

ASHMORE EMERGING MARKETS EQUITY ESG FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2022 (Unaudited)
U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.
Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.
Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.
The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Equity ESG Fund’s investments and other financial instruments, which are carried at fair value, as of July 31, 2022:
	Level 1	Level 2	Level 3	Total
Investments
Assets:
Common Stocks
Brazil	$788,901	$—	$—	$788,901
China	813,020	2,014,382	—	2,827,402
Hong Kong	—	419,861	—	419,861
India	806,025	690,429	—	1,496,454
Malaysia	—	264,968	—	264,968
Mexico	508,804	—	—	508,804
Poland	—	386,537	—	386,537
Qatar	—	161,752	—	161,752
Russian Federation	—	—	6	6
Saudi Arabia	—	205,454	—	205,454
South Korea	—	1,155,991	—	1,155,991
Taiwan	496,107	1,027,418	—	1,523,525
Total Common Stocks	3,412,857	6,326,792	6	9,739,655
Preferred Stocks
South Korea	—	205,898	—	205,898
Total Investments	$3,412,857	$6,532,690	$6	$9,945,553

ASHMORE EMERGING MARKETS EQUITY ESG FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2022 (Unaudited)
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used for the Fund during the period ended July 31, 2022:
Category and Subcategory	Beginning Balance at 10/31/2021	Accrued Discounts (Premiums)	Purchases	Sales	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 07/31/2022	Change in Unrealized Appreciation (Depreciation) from Investments still held 07/31/2022
Investments, at value
Common Stock
Russian Federation	$—	$—	$—	$—	$—	$—	$6	$—	$6	$903,515
Total	$—	$—	$—	$—	$—	$—	$6	$—	$6	$903,515
The following table on “Quantitative information about Level 3 Fair Value measurements” provides information on the valuation techniques and inputs used to value Level 3 securities at July 31, 2022:
Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at 07/31/2022	Valuation Technique	Unobservable Input
Common Stock	$6	Zero Priced Asset	Inputs to Model

ASHMORE EMERGING MARKETS SHORT DURATION SELECT FUND
SCHEDULE OF INVESTMENTS
As of July 31, 2022 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Debt Securities
Brazil (Cost $1,206,082)
Banco do Brasil S.A., 4.625%, 01/15/2025		200,000	$197,100	2.14
BRF GmbH, 4.350%, 09/29/2026		200,000	182,940	1.98
Gol Finance S.A., 8.000%, 06/30/2026		200,000	132,176	1.43
MercadoLibre, Inc., 2.375%, 01/14/2026		200,000	179,735	1.95
St Marys Cement, Inc., 5.750%, 01/28/2027		200,000	197,296	2.14
Unigel Luxembourg S.A., 8.750%, 10/01/2026		200,000	202,164	2.19
			1,091,411	11.83
Chile (Cost $200,273)
Inversiones CMPC S.A., 4.750%, 09/15/2024		200,000	198,500	2.15
			198,500	2.15
China (Cost $372,734)
Huarong Finance 2017 Co. Ltd., (Floating, ICE LIBOR USD 3M + 1.325%), 3.618%, 07/03/2023		210,000	200,550	2.17
Xiaomi Best Time International Ltd., 0.000%, 12/17/2027[2]		200,000	165,000	1.79
			365,550	3.96
Colombia (Cost $249,200)
Ecopetrol S.A., 4.125%, 01/16/2025		140,000	134,742	1.46
Ecopetrol S.A., 5.375%, 06/26/2026		100,000	96,800	1.05
			231,542	2.51
India (Cost $604,737)
ABJA Investment Co. Pte. Ltd., 5.950%, 07/31/2024		200,000	202,150	2.19
Greenko Solar Mauritius Ltd., 5.550%, 01/29/2025		200,000	186,300	2.02
Greenko Solar Mauritius Ltd., 5.950%, 07/29/2026		200,000	182,500	1.98
			570,950	6.19
Indonesia (Cost $423,599)
Indonesia Asahan Aluminium Persero PT, 4.750%, 05/15/2025		400,000	403,600	4.38
			403,600	4.38
Jordan (Cost $204,359)
Hikma Finance U.S.A. LLC, 3.250%, 07/09/2025		200,000	189,140	2.05
			189,140	2.05
Kuwait (Cost $213,612)
MEGlobal Canada ULC, 5.000%, 05/18/2025		200,000	202,587	2.20
			202,587	2.20
Mexico (Cost $1,150,559)
Axtel S.A.B. de C.V., 6.375%, 11/14/2024		173,000	119,370	1.29
Electricidad Firme de Mexico Holdings S.A. de C.V., 4.900%, 11/20/2026		200,000	157,252	1.71
Grupo Axo S.A.P.I. de C.V., 5.750%, 06/08/2026		200,000	151,538	1.64
Petroleos Mexicanos, 6.875%, 10/16/2025		331,000	324,275	3.52

ASHMORE EMERGING MARKETS SHORT DURATION SELECT FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2022 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Mexico (continued)
Trust Fibra Uno, 5.250%, 01/30/2026		200,000	$187,000	2.03
			939,435	10.19
Oman (Cost $615,641)
Bank Muscat SAOG, 4.750%, 03/17/2026		200,000	191,792	2.08
National Bank of Oman SAOG, 5.625%, 09/25/2023		200,000	199,603	2.16
Oztel Holdings SPC Ltd., 5.625%, 10/24/2023		200,000	199,793	2.17
			591,188	6.41
Panama (Cost $203,639)
Banco Latinoamericano de Comercio Exterior S.A., 2.375%, 09/14/2025		200,000	182,674	1.98
			182,674	1.98
Peru (Cost $200,485)
Credicorp Ltd., 2.750%, 06/17/2025		200,000	184,872	2.01
			184,872	2.01
Poland (Cost $151,656)
GTC Aurora Luxembourg S.A., 2.250%, 06/23/2026	EUR	130,000	101,801	1.10
			101,801	1.10
Romania (Cost $137,385)
NE Property B.V., 3.375%, 07/14/2027	EUR	150,000	138,276	1.50
			138,276	1.50
Saudi Arabia (Cost $775,532)
Arabian Centres Sukuk Ltd., 5.375%, 11/26/2024		256,000	239,478	2.60
Dar Al-Arkan Sukuk Co. Ltd., 6.750%, 02/15/2025		200,000	194,138	2.10
Samba Funding Ltd., 2.750%, 10/02/2024		333,000	323,668	3.51
			757,284	8.21
Singapore (Cost $433,686)
GLP Pte. Ltd., 3.875%, 06/04/2025		200,000	188,904	2.05
Puma International Financing S.A., 5.125%, 10/06/2024		240,000	215,280	2.33
			404,184	4.38
South Africa (Cost $794,261)
Gold Fields Orogen Holdings BVI Ltd., 5.125%, 05/15/2024		200,000	201,274	2.18
Liquid Telecommunications Financing PLC, 5.500%, 09/04/2026		200,000	173,328	1.88
Prosus N.V., 3.257%, 01/19/2027		205,000	185,173	2.01
Sasol Financing U.S.A. LLC, 5.875%, 03/27/2024		200,000	200,040	2.17
			759,815	8.24
Tanzania (Cost $208,112)
HTA Group Ltd., 7.000%, 12/18/2025		200,000	176,728	1.92
			176,728	1.92

ASHMORE EMERGING MARKETS SHORT DURATION SELECT FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2022 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
United Arab Emirates (Cost $1,286,238)
Abu Dhabi Commercial Bank PJSC, 4.000%, 03/13/2023		213,000	$213,192	2.31
ADCB Finance Cayman Ltd., 4.000%, 03/29/2023		214,000	214,040	2.32
DIB Sukuk Ltd., 3.625%, 02/06/2023		200,000	199,986	2.17
Fab Sukuk Co. Ltd., 3.625%, 03/05/2023		321,000	320,818	3.48
Mashreqbank PSC, 4.250%, 02/26/2024		322,000	320,873	3.48
			1,268,909	13.76
Zambia (Cost $196,107)
First Quantum Minerals Ltd., 6.500%, 03/01/2024		200,000	198,500	2.15
			198,500	2.15
Total Debt Securities (Cost $9,627,897)			8,956,946	97.12
Total Investments (Total Cost $9,627,897)			8,956,946	97.12
Other Assets Less Liabilities			265,811	2.88
Net Assets			$9,222,757	100.00

[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Zero coupon bond.
Percentages shown are based on net assets.
At July 31, 2022, the Ashmore Emerging Markets Short Duration Select Fund had outstanding forward foreign currency exchange contracts as follows:
Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
08/17/2022	Morgan Stanley	United States Dollar	240,897	Euro	238,176	$(2,826)
Subtotal Depreciation						(2,826)
Total						$(2,826)

ASHMORE EMERGING MARKETS SHORT DURATION SELECT FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2022 (Unaudited)
U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.
Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.
Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.
The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Short Duration Select Fund’s investments and other financial instruments, which are carried at fair value, as of July 31, 2022:
	Level 1	Level 2	Level 3	Total
Investments
Assets:
Debt Securities
Corporate Bonds	$—	$6,792,235	$—	$6,792,235
Corporate Convertible Bonds	—	165,000	—	165,000
Financial Certificates	—	954,420	—	954,420
Government Agencies	—	862,617	—	862,617
Municipal Bonds	—	182,674	—	182,674
Total Debt Securities	—	8,956,946	—	8,956,946
Total Investments	$—	$8,956,946	$—	$8,956,946

Other Financial Instruments
Liabilities:
Forward Foreign Currency Exchange Contracts	$—	$(2,826)	$—	$(2,826)
Total Other Financial Instruments	$—	$(2,826)	$—	$(2,826)

ASHMORE EMERGING MARKETS INVESTMENT GRADE INCOME FUND
SCHEDULE OF INVESTMENTS
As of July 31, 2022 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Debt Securities
Brazil (Cost $1,193,146)
Braskem Netherlands Finance B.V., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 8.220%), 8.500%, 01/23/2081[2]		200,000	$207,580	1.21
JBS U.S.A. LUX S.A./JBS U.S.A. Finance, Inc., 6.750%, 02/15/2028		200,000	207,449	1.21
St Marys Cement, Inc., 5.750%, 01/28/2027		220,000	217,026	1.26
Suzano Austria GmbH, 5.000%, 01/15/2030		225,000	216,000	1.25
Vale Overseas Ltd., 8.250%, 01/17/2034		190,000	223,250	1.30
			1,071,305	6.23
Chile (Cost $1,136,405)
Celulosa Arauco y Constitucion S.A., 4.200%, 01/29/2030		200,000	183,700	1.07
Cencosud S.A., 6.625%, 02/12/2045		200,000	200,845	1.17
Empresa Nacional del Petroleo, 5.250%, 11/06/2029		268,000	253,930	1.47
GNL Quintero S.A., 4.634%, 07/31/2029		202,952	198,201	1.15
Inversiones CMPC S.A., 3.850%, 01/13/2030		200,000	180,000	1.05
			1,016,676	5.91
China (Cost $762,608)
Huarong Finance 2017 Co. Ltd., (Floating, ICE LIBOR USD 3M + 1.325%), 3.618%, 07/03/2023		210,000	200,550	1.17
Huarong Finance 2019 Co. Ltd., (Floating, ICE LIBOR USD 3M + 1.125%), 2.631%, 02/24/2023		200,000	193,500	1.12
Tencent Holdings Ltd., 3.975%, 04/11/2029		200,000	191,662	1.11
Xiaomi Best Time International Ltd., 0.000%, 12/17/2027[3]		200,000	165,000	0.96
			750,712	4.36
Colombia (Cost $466,093)
Ecopetrol S.A., 6.875%, 04/29/2030		135,000	128,727	0.75
Transportadora de Gas Internacional S.A. ESP, 5.550%, 11/01/2028		275,000	258,237	1.50
			386,964	2.25
Czech Republic (Cost $170,522)
CETIN Group N.V., 3.125%, 04/14/2027	EUR	175,000	165,505	0.96
			165,505	0.96
Hong Kong (Cost $201,681)
Phoenix Lead Ltd., 4.850%, 02/23/2023		200,000	175,350	1.02
			175,350	1.02
India (Cost $1,219,579)
ABJA Investment Co. Pte. Ltd., 5.450%, 01/24/2028		200,000	193,151	1.12
Bharti Airtel Ltd., 3.250%, 06/03/2031		200,000	172,362	1.00
Indian Railway Finance Corp. Ltd., 3.570%, 01/21/2032		200,000	173,260	1.01
NTPC Ltd., 4.500%, 03/19/2028		200,000	199,066	1.16
Power Finance Corp. Ltd., 4.500%, 06/18/2029		240,000	225,954	1.31

ASHMORE EMERGING MARKETS INVESTMENT GRADE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2022 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
India (continued)
Reliance Industries Ltd., 2.875%, 01/12/2032		250,000	$216,195	1.26
			1,179,988	6.86
Indonesia (Cost $1,120,471)
Freeport Indonesia PT, 4.763%, 04/14/2027[4]		200,000	195,500	1.14
Minejesa Capital B.V., 4.625%, 08/10/2030		385,000	352,032	2.05
Pertamina Persero PT, 6.500%, 11/07/2048		200,000	206,712	1.20
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 6.150%, 05/21/2048		200,000	193,688	1.12
			947,932	5.51
Israel (Cost $1,349,187)
Bank Hapoalim B.M., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.155%), 3.255%, 01/21/2032[2,4]		200,000	172,046	1.00
Bank Leumi Le-Israel B.M., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.631%), 3.275%, 01/29/2031[2,4]		245,000	219,275	1.27
Leviathan Bond Ltd., 6.750%, 06/30/2030[4]		135,000	127,135	0.74
Mizrahi Tefahot Bank Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.250%), 3.077%, 04/07/2031[2,4]		310,000	273,575	1.59
Teva Pharmaceutical Finance Netherlands II B.V., 4.375%, 05/09/2030	EUR	200,000	179,881	1.05
Teva Pharmaceutical Finance Netherlands III B.V., 6.750%, 03/01/2028		200,000	200,380	1.16
			1,172,292	6.81
Kazakhstan (Cost $282,185)
KazMunayGas National Co. JSC, 6.375%, 10/24/2048		211,000	175,352	1.02
			175,352	1.02
Kuwait (Cost $530,786)
MEGlobal Canada ULC, 5.875%, 05/18/2030		200,000	210,905	1.23
NBK Tier 1 Financing 2 Ltd., (Variable, USD CMT 6Y + 2.832%), 4.500%, 08/27/2025[2]		290,000	270,744	1.57
			481,649	2.80
Mexico (Cost $2,856,472)
Alfa S.A.B. de C.V., 6.875%, 03/25/2044		205,000	195,775	1.14
Axtel S.A.B. de C.V., 6.375%, 11/14/2024		173,000	119,370	0.69
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santander, 5.375%, 04/17/2025		220,000	224,400	1.30
BBVA Bancomer S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.650%), 5.125%, 01/18/2033[2]		200,000	173,000	1.00
CIBANCO S.A. Institucion de Banca Multiple Trust CIB/3332, 4.375%, 07/22/2031		200,000	137,400	0.80
Cometa Energia S.A. de C.V., 6.375%, 04/24/2035		249,660	238,750	1.39
Corp. Inmobiliaria Vesta S.A.B. de C.V., 3.625%, 05/13/2031		300,000	237,000	1.38
Infraestructura Energetica Nova S.A.B. de C.V., 4.750%, 01/15/2051		275,000	200,219	1.16
Mexico Generadora de Energia S. de r.l., 5.500%, 12/06/2032		194,615	182,015	1.06

ASHMORE EMERGING MARKETS INVESTMENT GRADE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2022 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Mexico (continued)
Petroleos Mexicanos, 7.690%, 01/23/2050		450,000	$327,938	1.91
Trust Fibra Uno, 4.869%, 01/15/2030		325,000	281,937	1.64
			2,317,804	13.47
Panama (Cost $800,515)
AES Panama Generation Holdings SRL, 4.375%, 05/31/2030		290,000	237,800	1.38
C&W Senior Financing DAC, 6.875%, 09/15/2027		200,000	178,252	1.04
Cable Onda S.A., 4.500%, 01/30/2030		280,000	248,046	1.44
			664,098	3.86
Peru (Cost $832,658)
Banco de Credito del Peru S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.450%), 3.250%, 09/30/2031[2]		200,000	173,750	1.01
InRetail Consumer, 3.250%, 03/22/2028		250,000	207,500	1.21
Kallpa Generacion S.A., 4.125%, 08/16/2027		200,000	183,000	1.06
Minsur S.A., 4.500%, 10/28/2031		200,000	168,744	0.98
			732,994	4.26
Poland (Cost $209,461)
GTC Aurora Luxembourg S.A., 2.250%, 06/23/2026	EUR	175,000	137,040	0.80
			137,040	0.80
Qatar (Cost $404,241)
Doha Finance Ltd., 2.375%, 03/31/2026		200,000	184,800	1.08
QIB Sukuk Ltd., (Floating, ICE LIBOR USD 3M + 1.350%), 2.721%, 02/07/2025		200,000	200,040	1.16
			384,840	2.24
Romania (Cost $311,398)
NE Property B.V., 1.875%, 10/09/2026	EUR	275,000	241,934	1.40
			241,934	1.40
Saudi Arabia (Cost $1,189,397)
Acwa Power Management And Investments One Ltd., 5.950%, 12/15/2039		304,390	301,494	1.75
Arabian Centres Sukuk Ltd., 5.375%, 11/26/2024		200,000	187,092	1.09
EIG Pearl Holdings S.a.r.l., 3.545%, 08/31/2036		400,000	349,027	2.03
Saudi Electricity Global Sukuk Co. 3, 5.500%, 04/08/2044		230,000	235,401	1.37
			1,073,014	6.24
Singapore (Cost $454,867)
DBS Group Holdings Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.915%), 3.300%, 02/27/2025[2]		250,000	232,485	1.35
GLP Pte. Ltd., 3.875%, 06/04/2025		200,000	188,904	1.10
			421,389	2.45
South Africa (Cost $1,153,178)
AngloGold Ashanti Holdings PLC, 3.375%, 11/01/2028		200,000	173,885	1.01
Gold Fields Orogen Holdings BVI Ltd., 6.125%, 05/15/2029		290,000	295,267	1.72
Prosus N.V., 3.680%, 01/21/2030		400,000	337,626	1.96

ASHMORE EMERGING MARKETS INVESTMENT GRADE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2022 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
South Africa (continued)
Sasol Financing U.S.A. LLC, 5.875%, 03/27/2024		200,000	$200,040	1.16
			1,006,818	5.85
South Korea (Cost $200,200)
Kyobo Life Insurance Co. Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.887%), 5.900%, 06/15/2027[2,4]		200,000	200,250	1.16
			200,250	1.16
Thailand (Cost $693,010)
Bangkok Bank PCL, 9.025%, 03/15/2029		190,000	230,616	1.34
GC Treasury Center Co. Ltd., 2.980%, 03/18/2031		255,000	214,605	1.25
GC Treasury Center Co. Ltd., 4.400%, 03/30/2032		200,000	185,951	1.08
			631,172	3.67
United Arab Emirates (Cost $778,614)
DP World Crescent Ltd., 3.750%, 01/30/2030		361,000	337,984	1.96
First Abu Dhabi Bank PJSC, (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.138%), 4.500%, 04/05/2026[2]		200,000	193,000	1.12
Galaxy Pipeline Assets Bidco Ltd., 2.940%, 09/30/2040		196,522	165,081	0.96
			696,065	4.04
Total Debt Securities (Cost $18,316,674)			16,031,143	93.17
Total Investments in Securities (Cost $18,316,674)			16,031,143	93.17
Total Investments (Total Cost $18,316,674)			16,031,143	93.17
Other Assets Less Liabilities			1,175,111	6.83
Net Assets			$17,206,254	100.00

[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
[3]	Zero coupon bond.
[4]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.
Percentages shown are based on net assets.

ASHMORE EMERGING MARKETS INVESTMENT GRADE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2022 (Unaudited)
At July 31, 2022, the Ashmore Emerging Markets Investment Grade Income Fund had outstanding forward foreign currency exchange contracts as follows:
Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
08/17/2022	Morgan Stanley	United States Dollar	718,039	Euro	710,015	$(8,510)
Subtotal Depreciation						(8,510)
Total						$(8,510)
U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.
Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.
Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.
The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Investment Grade Income Fund’s investments and other financial instruments, which are carried at fair value, as of July 31, 2022:
	Level 1	Level 2	Level 3	Total
Investments
Assets:
Debt Securities
Corporate Bonds	$—	$12,984,532	$—	$12,984,532
Corporate Convertible Bonds	—	1,002,896	—	1,002,896
Financial Certificates	—	960,517	—	960,517
Government Agencies	—	1,083,198	—	1,083,198
Total Debt Securities	—	16,031,143	—	16,031,143
Total Investments	$—	$16,031,143	$—	$16,031,143

Other Financial Instruments
Liabilities:
Forward Foreign Currency Exchange Contracts	$—	$(8,510)	$—	$(8,510)
Total Other Financial Instruments	$—	$(8,510)	$—	$(8,510)

ASHMORE EMERGING MARKETS CORPORATE INCOME ESG FUND
SCHEDULE OF INVESTMENTS
As of July 31, 2022 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Debt Securities
Brazil (Cost $1,665,455)
Banco do Brasil S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 4.398%), 6.250%, 04/15/2024[2]		290,000	$258,970	3.57
JSM Global S.a.r.l., 4.750%, 10/20/2030		230,000	178,825	2.46
Klabin Austria GmbH, 7.000%, 04/03/2049		230,000	222,120	3.06
MARB BondCo PLC, 3.950%, 01/29/2031		300,000	244,578	3.37
Oi S.A., 10.000%, (100% Cash), 07/27/2025[3]		290,000	137,378	1.89
Suzano Austria GmbH, 7.000%, 03/16/2047		200,000	206,446	2.85
			1,248,317	17.20
Chile (Cost $194,459)
VTR Finance N.V., 6.375%, 07/15/2028		200,000	120,669	1.66
			120,669	1.66
China (Cost $1,399,813)
Central China Real Estate Ltd., 7.250%, 08/13/2024		300,000	87,000	1.20
Fantasia Holdings Group Co. Ltd., 11.875%, 06/01/2023		280,000	22,020	0.30
Kaisa Group Holdings Ltd., 11.250%, 04/16/2025		280,000	27,434	0.38
Sunac China Holdings Ltd., 7.500%, 02/01/2024		260,000	29,250	0.40
Zhenro Properties Group Ltd., 7.875%, 04/14/2024[4]		290,000	18,796	0.26
			184,500	2.54
Colombia (Cost $175,730)
Millicom International Cellular S.A., 5.125%, 01/15/2028		180,000	165,348	2.28
			165,348	2.28
Ecuador (Cost $281,305)
International Airport Finance S.A., 12.000%, 03/15/2033		286,588	269,700	3.72
			269,700	3.72
India (Cost $188,229)
Greenko Power II Ltd., 4.300%, 12/13/2028		195,500	167,249	2.30
			167,249	2.30
Israel (Cost $483,923)
Bank Leumi Le-Israel B.M., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.631%), 3.275%, 01/29/2031[2,5]		200,000	179,000	2.47
Teva Pharmaceutical Finance Co. LLC, 6.150%, 02/01/2036		270,000	247,050	3.40
			426,050	5.87
Kuwait (Cost $431,793)
MEGlobal Canada ULC, 5.875%, 05/18/2030		200,000	210,905	2.91
NBK Tier 1 Financing 2 Ltd., (Variable, USD CMT 6Y + 2.832%), 4.500%, 08/27/2025[2]		200,000	186,720	2.57
			397,625	5.48
Mexico (Cost $1,523,194)
Banco Mercantil del Norte S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 7.760%), 8.375%, 10/14/2030[2]		260,000	247,068	3.41

ASHMORE EMERGING MARKETS CORPORATE INCOME ESG FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2022 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Mexico (continued)
BBVA Bancomer S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.650%), 5.125%, 01/18/2033[2]		240,000	$207,600	2.86
Braskem Idesa S.A.P.I., 7.450%, 11/15/2029		300,000	273,000	3.76
CIBANCO S.A. Institucion de Banca Multiple Trust CIB/3332, 4.375%, 07/22/2031		200,000	137,400	1.89
Orbia Advance Corp. S.A.B. de C.V., 5.875%, 09/17/2044		200,000	181,702	2.50
Trust Fibra Uno, 6.390%, 01/15/2050		220,000	171,481	2.36
			1,218,251	16.78
Panama (Cost $198,863)
C&W Senior Financing DAC, 6.875%, 09/15/2027		200,000	178,252	2.46
			178,252	2.46
Peru (Cost $184,780)
Intercorp Peru Ltd., 3.875%, 08/15/2029		200,000	162,933	2.25
			162,933	2.25
Poland (Cost $99,439)
GTC Aurora Luxembourg S.A., 2.250%, 06/23/2026	EUR	100,000	78,309	1.08
			78,309	1.08
Qatar (Cost $283,019)
QIB Sukuk Ltd., (Floating, ICE LIBOR USD 3M + 1.350%), 2.721%, 02/07/2025		280,000	280,056	3.86
			280,056	3.86
Romania (Cost $207,606)
NE Property B.V., 1.875%, 10/09/2026	EUR	170,000	149,559	2.06
			149,559	2.06
Russian Federation (Cost $184,629)
Sovcombank Via SovCom Capital DAC, 7.600%, 02/17/2027[6]		200,000	—	—
			—	—
Singapore (Cost $209,663)
GLP Pte. Ltd., 3.875%, 06/04/2025		200,000	188,904	2.60
			188,904	2.60
South Africa (Cost $409,343)
MTN Mauritius Investments Ltd., 6.500%, 10/13/2026		210,000	207,675	2.86
Prosus N.V., 3.680%, 01/21/2030		200,000	168,813	2.33
			376,488	5.19
Turkey (Cost $198,634)
Zorlu Yenilenebilir Enerji A.S., 9.000%, 06/01/2026		200,000	137,512	1.89
			137,512	1.89
United Arab Emirates (Cost $726,211)
DIB Sukuk Ltd., 2.950%, 01/16/2026		240,000	231,296	3.19
DP World Ltd., 6.850%, 07/02/2037		200,000	219,136	3.02

ASHMORE EMERGING MARKETS CORPORATE INCOME ESG FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2022 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
United Arab Emirates (continued)
DP World Salaam, (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.750%), 6.000%, 10/01/2025[2]		200,000	$200,000	2.75
			650,432	8.96
Total Debt Securities (Cost $9,046,088)			6,400,154	88.18
Total Investments in Securities (Cost $9,046,088)			6,400,154	88.18
Total Investments (Total Cost $9,046,088)			6,400,154	88.18
Other Assets Less Liabilities			858,113	11.82
Net Assets			$7,258,267	100.00

[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
[3]	Security is a payment-in-kind bond, and unless otherwise noted in the description of the security, pays its entire coupon on an in-kind basis.
[4]	Issuer has defaulted on terms of debt obligation.
[5]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.
[6]	Security has been deemed worthless and is a Level 3 investment.
Percentages shown are based on net assets.
At July 31, 2022, the Ashmore Emerging Markets Corporate Income ESG Fund had outstanding forward foreign currency exchange contracts as follows:
Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
08/17/2022	Morgan Stanley	United States Dollar	230,548	Euro	227,944	$(2,704)
Subtotal Depreciation						(2,704)
Total						$(2,704)

ASHMORE EMERGING MARKETS CORPORATE INCOME ESG FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2022 (Unaudited)
U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.
Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.
Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.
The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Corporate Income ESG Fund’s investments and other financial instruments, which are carried at fair value, as of July 31, 2022:
	Level 1	Level 2	Level 3	Total
Investments
Assets:
Debt Securities
Corporate Bonds	$—	$4,887,885	$—	$4,887,885
Corporate Convertible Bonds	—	633,668	—	633,668
Financial Certificates	—	711,352	—	711,352
Government Agencies	—	167,249	—	167,249
Total Debt Securities	—	6,400,154	—	6,400,154
Total Investments	$—	$6,400,154	$—	$6,400,154

Other Financial Instruments
Liabilities:
Forward Foreign Currency Exchange Contracts	$—	$(2,704)	$—	$(2,704)
Total Other Financial Instruments	$—	$(2,704)	$—	$(2,704)
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used for the Fund during the period ended July 31, 2022:
Category and Subcategory	Beginning Balance at 10/31/2021	Accrued Discounts (Premiums)	Purchases	Sales	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 07/31/2022	Change in Unrealized Appreciation (Depreciation) from Investments still held 07/31/2022
Investments, at value
Corporate Bonds
Russian Federation	$—	$29	$184,600	$—	$—	$184,629	$—	$—	$—	$(184,629)
Total	$—	$29	$184,600	$—	$—	$184,629	$—	$—	$—	$(184,629)

ASHMORE EMERGING MARKETS CORPORATE INCOME ESG FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2022 (Unaudited)
The following table on “Quantitative information about Level 3 Fair Value measurements” provides information on the valuation techniques and inputs used to value Level 3 securities at July 31, 2022:
Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at 07/31/2022	Valuation Technique	Unobservable Input
Corporate Bonds	$—	Zero Priced Asset	Inputs to Model